                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8314

                            Schwab Annuity Portfolios
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
           (Address of principal executive offices)         (Zip code)

                                 Randall W. Merk
                            Schwab Annuity Portfolios
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2003 - June 30, 2003

Item 1: Report(s) to Shareholders

                      [CHARLES SCHWAB LOGO]


MONEY MARKET
                      SCHWAB MONEY MARKET PORTFOLIO

                      MONEY MARKET

                      FOR PERIOD ENDING JUNE 30, 2003
                      Inception Date: May 3, 1994

Management's Discussion for the six months ended June 30, 2003

[PHOTO OF KAREN WIGGAN]

KAREN WIGGAN, a portfolio manager, has been responsible for day-to-day management of the portfolio since 1999. She joined the firm in 1987 and has worked in fixed-income portfolio management since 1991.

The Investment Environment and the Portfolio

THE U.S. ECONOMY REMAINED IN A HOLDING PATTERN DURING THE SIX MONTHS OF THE REPORT PERIOD. Concerned by geopolitical uncertainties, businesses put off making major decisions about capital spending and hiring, even after the major combat phase of the war in Iraq was over. Economic indicators reported during the period were mixed, providing little incentive for businesses to pursue expansion plans.

ALREADY AT THEIR LOWEST LEVEL IN DECADES, INTEREST RATES FELL FURTHER AS THE REPORT PERIOD PROGRESSED. During the first months of 2003, a major factor in the decline of rates was anticipation of the war in Iraq. Toward the end of the period, deflation fears came to the forefront, leading to expectations that the Federal Reserve (the Fed) would cut interest rates. These expectations were confirmed on June 25, when the Fed, seeking to provide yet further economic stimulus, cut the Fed funds rate by 0.25%.

FALLING INTEREST RATES PUSHED MONEY FUND YIELDS TO NEW LOWS (see next page for portfolio yield information). Among agency discount note securities, the decline in rates was somewhat mitigated by a very high level of issuance, in part a result of the continued rapid pace of home refinancings.

WE SOUGHT TO LESSEN THE EFFECTS OF FALLING RATES ON THE PORTFOLIO BY MAINTAINING A COMPARATIVELY LONG WEIGHTED AVERAGE MATURITY. Although the portfolio's yield did decline, we were successful in slowing that decline, and in keeping the portfolio's yield higher than it otherwise would have been.

The portfolio also benefited from the decision to continue purchases of Freddie Mac securities. Although some of this issuer's accounting practices were called into question during the report period, our analysis indicated that the creditworthiness of its securities was not in doubt.

The views expressed here are those of fund management only. Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                                   Schwab Money Market Portfolio

Management's Discussion continued

Performance and Portfolio Facts as of 6/30/03

SEVEN-DAY YIELDS 1

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

--------------------------------------------------------------------------------
SEVEN-DAY YIELD                                                            0.74%
--------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD                                                  0.74%
--------------------------------------------------------------------------------

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                                48 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS 2 % of portfolio                          100% Tier 1
--------------------------------------------------------------------------------

  An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

1 Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 Portfolio holdings may have changed since the report date.


Schwab Money Market Portfolio

SCHWAB MONEY MARKET PORTFOLIO

Financial Statements

Schwab Money Market Portfolio

FINANCIAL HIGHLIGHTS


                                                                     1/1/03-    1/1/02-    1/1/01-    1/1/00-     1/1/99-    1/1/98-
                                                                    6/30/03*   12/31/02   12/31/01   12/31/00    12/31/99   12/31/98
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value at beginning of period                                1.00      1.00       1.00        1.00       1.00       1.00
                                                                    ----------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.00 1    0.01       0.04        0.06       0.05       0.05
                                                                    ----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                               (0.00) 1  (0.01)     (0.04)      (0.06)     (0.05)     (0.05)
                                                                    ----------------------------------------------------------------
Net asset value at end of period                                      1.00      1.00       1.00        1.00       1.00       1.00
                                                                    ----------------------------------------------------------------
Total return (%)                                                      0.42 2    1.32       3.72        5.95       4.69       5.07

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                                  0.43 3    0.48       0.49        0.48 4     0.50       0.50
Ratio of gross operating expenses to
  average net assets                                                  0.43 3    0.48       0.50        0.50 4     0.60       0.61
Ratio of net investment income to
  average net assets                                                  0.84 3    1.31       3.55        5.81       4.62       4.91
Net assets, end of period ($ x 1,000,000)                              179       215        204         160        120         78



* Unaudited.

1 Per-share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratio of net and gross operating expenses would have been 0.49% and 0.51%, respectively, if certain non-routine expenses (proxy fees) had been included.


                                                            See financial notes.

SCHWAB MONEY MARKET PORTFOLIO

Schwab Money Market Portfolio

PORTFOLIO HOLDINGS as of June 30, 2003; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                       COST        MARKET VALUE
HOLDINGS BY CATEGORY                ($ x 1,000)    ($ x 1,000)
---------------------------------------------------------------
88.4%       U.S. GOVERNMENT
            SECURITIES                156,886         156,886
11.6%       OTHER INVESTMENTS          20,491          20,491
---------------------------------------------------------------
100.0%      TOTAL INVESTMENTS         177,377         177,377

      ISSUER                                          FACE VALUE      MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)     ($ x 1,000)

      U.S. GOVERNMENT SECURITIES
      88.4% of investments
      --------------------------------------------------------------------------

      DISCOUNT NOTES  88.4%
      --------------------------------------------------------------------------

      FANNIE MAE
      1.17%, 07/02/03                                     1,000            1,000
      1.13%, 07/11/03                                     2,000            1,999
      1.20%, 07/23/03                                     3,000            2,998
      1.77%, 07/25/03                                     2,000            1,998
      1.18%, 07/30/03                                     4,883            4,878
      1.19%, 07/30/03                                     4,000            3,996
      1.23%, 08/06/03                                     4,000            3,995
      1.15%, 08/13/03                                     3,000            2,996
      1.08%, 09/03/03                                     2,000            1,996
      1.77%, 09/19/03                                     2,000            1,992
      0.99%, 09/25/03                                     2,500            2,494
      0.90%, 10/29/03                                     1,500            1,496
      1.00%, 12/10/03                                     1,000              996
      1.20%, 03/05/04                                     5,000            4,959
      1.29%, 04/02/04                                     2,450            2,426

      FEDERAL FARM CREDIT BANK
      1.21%, 07/15/03                                     2,000            1,999
      1.27%, 07/21/03                                     2,000            1,999
      1.15%, 07/22/03                                     2,423            2,421
      0.91%, 08/21/03                                     1,000              999
      1.28%, 09/26/03                                     3,000            2,991
      1.48%, 10/31/03                                     2,000            1,990
      1.18%, 12/15/03                                     2,000            1,989

      FEDERAL HOME LOAN BANK
      1.18%, 07/02/03                                     3,000            3,000
      1.06%, 07/09/03                                     1,300            1,300
      1.16%, 07/11/03                                     5,000            4,998
      1.19%, 07/18/03                                     7,000            6,996
      1.15%, 07/23/03                                     2,000            1,999
      0.98%, 07/28/03                                     1,000              999
      1.17%, 07/29/03                                     1,380            1,379
      0.97%, 08/22/03                                     1,940            1,937
      0.89%, 11/03/03                                     2,000            1,994

      FREDDIE MAC
      1.20%, 07/03/03                                     1,100            1,100
      1.17%, 07/10/03                                     1,830            1,829
      1.18%, 07/10/03                                     1,000            1,000
      1.20%, 07/10/03                                     3,000            2,999
      1.20%, 07/15/03                                     1,120            1,120
      1.16%, 07/17/03                                     1,342            1,341
      1.20%, 07/17/03                                     5,000            4,997
      1.15%, 07/31/03                                     4,000            3,996
      1.15%, 08/21/03                                     2,000            1,997
      1.17%, 08/22/03                                     5,000            4,992
      1.14%, 08/29/03                                     3,209            3,203
      1.00%, 09/19/03                                     2,150            2,145
      1.81%, 09/29/03                                     1,250            1,244
      1.02%, 09/30/03                                     3,000            2,992
      1.77%, 10/09/03                                     1,000              995
      0.91%, 12/04/03                                     1,050            1,046
      0.97%, 12/04/03                                     2,000            1,992
      1.30%, 03/25/04                                     2,000            1,981


See financial notes.

SCHWAB MONEY MARKET PORTFOLIO

      ISSUER                                          FACE VALUE      MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      TENNESSEE VALLEY AUTHORITY
      1.15%, 07/10/03                                     5,000            4,999
      1.16%, 07/14/03                                     4,000            3,998
      1.16%, 07/16/03                                     4,000            3,998
      1.15%, 07/24/03                                     5,000            4,996
      1.16%, 07/24/03                                     4,000            3,997
      1.18%, 07/24/03                                    10,000            9,993
      1.15%, 07/31/03                                     3,000            2,997
      0.97%, 08/07/03                                     1,732            1,730
                                                                         -------
                                                                         156,886

                                                    MATURITY VALUE    MKT. VALUE
      SECURITY                                       ($ x 1,000)     ($ x 1,000)
      OTHER INVESTMENTS 11.6% of investments
      --------------------------------------------------------------------------

      REPURCHASE AGREEMENTS  11.6%
      --------------------------------------------------------------------------

      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $21,516
      1.06%, issued 6/30/03,
      due 07/01/03                                      20,491            20,491


END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


                                                            See financial notes.

SCHWAB MONEY MARKET PORTFOLIO

Statement of
ASSETS AND LIABILITIES
As of June 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at market value                                         $ 156,886 a
Repurchase agreements, at market value                                  20,491 a
Receivables:
      Interest                                                               1
      Fund shares sold                                                   1,556
Prepaid expenses                                                  +          1
                                                                  ------------
TOTAL ASSETS                                                           178,935

LIABILITIES
------------------------------------------------------------------------------
Payables:
      Fund shares redeemed                                                   4
      Dividends to shareholders                                             50
      Investment advisory and administration fees                            6
Accrued expenses                                                  +         50
                                                                  ------------
TOTAL LIABILITIES                                                          110

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                           178,935
TOTAL LIABILITIES                                                 -        110
                                                                  ------------
NET ASSETS                                                           $ 178,825

NET ASSETS BY SOURCE

Capital received from investors                                        178,840
Net realized capital losses                                                (15)

NET ASSET VALUE (NAV)

                    SHARES
NET ASSETS     /    OUTSTANDING   =    NAV
$178,825            178,872            $1.00

a The amortized cost for the fund's securities was $177,377.


FEDERAL TAX DATA
--------------------------------------

COST BASIS OF PORTFOLIO       $177,377
AS OF DECEMBER 31, 2002:
UNUSED CAPITAL LOSSES:
Expires 12/31 of:         Loss amount:
2005                             $   1
2006                                 3
2007                                 9
2008                             +   2
                                 -----
                                 $  15


See financial notes.

SCHWAB MONEY MARKET PORTFOLIO

Statement of
OPERATIONS
For January 1, 2003 through June 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                             $   1,276

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                  381 a
Trustees' fees                                                              15 b
Custodian and portfolio accounting fees                                     13
Professional fees                                                           15
Registration fees                                                            2
Shareholder reports                                                          4
Other expenses                                                    +          4
                                                                  -------------
TOTAL EXPENSES                                                             434 c

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  1,276
TOTAL EXPENSES                                                    -        434
                                                                  -------------
NET INVESTMENT INCOME                                                      842
                                                                  -------------
INCREASE IN NET ASSETS FROM OPERATIONS                               $     842

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b For the fund's independent trustees only.

c The investment adviser (CSIM) guarantees to limit the annual operating expenses of this fund through April 30, 2004 to 0.50% of average daily net assets. This limit does not include interest, taxes and certain non-routine expenses.


                                                            See financial notes.

SCHWAB MONEY MARKET PORTFOLIO

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000. Figures for the current period are unaudited.

OPERATIONS
-------------------------------------------------------------------------------
                                           1/1/03-6/30/03      1/1/02-12/31/02
Net investment income                           $     842             $  2,607
                                         --------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                842                2,607

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income                  842                2,607 a

TRANSACTIONS IN FUND SHARES                                                    b
-------------------------------------------------------------------------------
Shares sold                                       169,862              709,801
Shares reinvested                                     792                2,607
Shares redeemed                              +   (207,028)            (701,105)
                                         --------------------------------------
NET TRANSACTIONS IN FUND SHARES                   (36,374)              11,303

NET ASSETS
-------------------------------------------------------------------------------
Beginning of year                                 215,199              203,896
Total increase or decrease                   +    (36,374)              11,303 c
                                         --------------------------------------
END OF PERIOD                                   $ 178,825           $  215,199



a The tax-basis components of distributions paid for the prior period were:

 Ordinary income           $2,607
 Long-term capital gains   $   --

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

See financial notes.

SCHWAB MONEY MARKET PORTFOLIO

Financial Notes unaudited

Business Structure of the Fund

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB ANNUITY PORTFOLIOS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

Fund Operations

Most of the fund's investments are described in sections earlier in this report. However, there are certain other investments and policies that may affect the fund's financials. The most significant of these are described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Annuity Portfolios. The fund discussed in this report is highlighted.

SCHWAB ANNUITY PORTFOLIOS
Organized January 21, 1994
  Schwab Money Market Portfolio
  Schwab MarketTrack Growth Portfolio (TM)
  Schwab S&P 500 Portfolio

SCHWAB MONEY MARKET PORTFOLIO

the agreement is created. Any repurchase agreement with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND PAYS FEES FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent, shareholder services and transaction services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other SchwabFunds(R) when practical.
When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUND INTENDS TO MEET FEDERAL INCOME TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

Accounting Policies

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If the fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium

SCHWAB MONEY MARKET PORTFOLIO

from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

                      [CHARLES SCHWAB LOGO]


DOMESTIC HYBRID
                      SCHWAB MARKETTRACK GROWTH PORTFOLIO II

                      BALANCED

                      FOR PERIOD ENDING JUNE 30, 2003
                      Inception Date: November 1, 1996

------------------------------------------------------------------------

Management's Discussion for the six months ended June 30, 2003

[PHOTO OF GERI HOM & KIMON DAIFOTIS]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management of the equity portions of the portfolio. Prior to joining the firm in 1995, she worked for nearly 15 years in equity management.

KIMON DAIFOTIS, CFA, a vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management of the bond and cash portions of the portfolio. Prior to joining the firm in 1997, he worked for more than 18 years in research and asset management.

THE ECONOMY

THE WAR IN IRAQ DOMINATED HEADLINES, ALTHOUGH IT WAS NOT THE ONLY FACTOR AFFECTING THE ECONOMY. As the report period began, the nation's focus was divided between fundamental economic issues and concerns over the looming war with Iraq. Once the war arrived, attention focused on Iraq and the progress of political and military actions. However, as intensive military action drew to a close, the nation's level of concern over war-related uncertainty declined, and its focus shifted back to fundamental economic issues.

One reflection of this pattern of changing concerns over the war was the price of oil. Leading up to the war, oil prices continued to ratchet up to nearly $40 a barrel. But the price quickly dropped to around $30 a barrel when it began to appear that the major fighting would not last long.

The economy that Americans found at the end of the war was not much different than it had been during the period before the war. Gross Domestic Product was positive but weak, while joblessness edged up to 6.4% by the end of the report period. Consumer spending remained strong, helped in part by widespread discounts and depressed prices in most sectors (aside from healthcare and oil). But discounted prices for consumers translated into thin profits for companies, and business capital spending remained minimal. A 0.25% interest rate cut in June 2003 showed the Federal Reserve continuing to apply economic stimulus; the president and Congress contributed by enacting new fiscal and tax policies.

THE MARKET

MOST TYPES OF STOCKS POSTED GAINS FOR THE PERIOD, WITH SMALL-CAP GROWTH STOCKS LEADING THE WAY. Positive returns were welcome news after prior declines. However, the volatility that has characterized the market in recent years continued throughout the period.

The strongest month of the period for stocks was April 2003, which saw the market rise as the military action in Iraq ended and as the first corporate earnings reports for 2002 appeared to indicate some improvement over the disappointing earnings of 2001. Another factor that we believe may have helped lift the market during the period was the increasing possibility of a dividend tax cut, which was then enacted during May.

Looking at stock prices during the period, it appeared that investors were reluctant to give much consideration to projections of future earnings (which may or may not turn out to be accurate) when deciding how much they were willing to pay for a stock. In our view, this was a sign of lingering skepticism among investors towards earnings projections, whether those projections came from corporate management or from analysts.


                                          Schwab MarketTrack Growth Portfolio II

Management's Discussion continued

Stock prices during the period appeared to generally reflect companies' established earning power, although anticipated future earnings began to drive returns in some sectors.

THE PORTFOLIO

WITH THE GENERAL RESURGENCE OF STOCK PRICES, PARTICULARLY DURING APRIL 2003, THE PORTFOLIO PERFORMED WELL DURING THE PERIOD, POSTING A RETURN OF 10.14% 1. Small-cap stocks led the way--the Schwab Small-Cap Index(R) was up 15.96%--with most of the interest in growth stocks rather than value stocks. Large cap stocks (as measured by the S&P 500(R) Index) and international stocks (as measured by the Schwab International Index(R)) also had strong showings during the period, with returns of 11.76% and 9.62% respectively. After outpacing equities in recent report periods, bonds slowed considerably, returning 3.93% (as measured by the Lehman Aggregate Bond Index). As a result, the portfolio's exposure to bonds held back its performance, as did the portfolio's modest position in cash.

  Small company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

  Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Index figures are not annualized.

  The views expressed here are those of portfolio management only. Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract.

ASSET CLASS PERFORMANCE COMPARISON  % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

0.59% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

3.93% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

11.76%     S&P 500(R) INDEX: measures U.S. large-cap stocks

17.88%     RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

9.47% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

[LINE GRAPH]

                Lehman                    Russell 2000
               Aggregate       S&P 500     Small-Cap    MSCI EAFE      3 Month
                  Bond Index      Index         Index        Index       T-Bill
    Dec-31-02           0            0             0             0            0
    Jan-03-03       -0.67         1.92          1.89          3.28         0.01
    Jan-10-03       -0.84         2.03           3.5          5.48         0.03
    Jan-17-03       -0.21         1.22          1.35          2.57         0.05
    Jan-24-03        0.16        -1.96         -2.05         -2.01         0.08
    Jan-31-03        0.09        -4.17         -2.77         -2.62          0.1
    Feb-07-03        0.42        -5.36         -6.24         -5.53         0.12
    Feb-14-03         0.4        -4.77         -6.28         -4.88         0.14
    Feb-21-03         0.7         -4.2         -4.74         -3.34         0.17
    Feb-28-03        1.47        -6.37         -5.71         -4.08         0.19
    Mar-07-03        1.75        -9.01         -7.34         -5.44         0.22
    Mar-14-03        1.38        -8.71         -7.24         -4.89         0.24
    Mar-21-03        0.14        -4.62         -1.51          2.26         0.26
    Mar-28-03        1.06        -6.31         -3.41          -1.4         0.28
    Apr-04-03        1.07        -4.98         -2.19          0.37         0.31
    Apr-11-03        1.09        -4.75         -2.68         -0.77         0.32
    Apr-18-03        1.34        -1.83          0.58          2.13         0.34
    Apr-25-03        1.89        -2.12          1.85          2.73         0.37
    May-02-03        2.07          1.5          6.93          6.35         0.39
    May-09-03        2.96         3.58          8.49          6.78         0.42
    May-16-03        3.72         5.69          8.83           8.1         0.45
    May-23-03        4.09         5.18          9.82          6.84         0.46
    May-30-03        4.14         6.89         15.79         10.35         0.48
    Jun-06-03        4.22        10.88         19.21         13.17          0.5
    Jun-13-03        5.22         12.2         18.14         13.32         0.55
    Jun-20-03        4.28        13.23         18.11         14.14         0.57
    Jun-27-03        3.73        10.17         17.98         11.96         0.59
    Jun-30-03        3.93        11.76         17.88          9.47         0.59

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you can not invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.


Schwab MarketTrack Growth Portfolio II

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PERFORMANCE as of 6/30/03

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the portfolio with the S&P 500(R) Index, the Lehman Brothers U.S. Aggregate Bond Index and the Growth Composite Index.

                                                     LEHMAN BROTHERS   GROWTH
                                         S&P 500     U.S. AGGREGATE   COMPOSITE
                             PORTFOLIO    INDEX        BOND INDEX       INDEX
6 MONTHS                       10.14%    11.76%           3.93%        10.40%
1 YEAR                          0.48%     0.25%          10.40%        -0.02%
5 YEARS                         0.02%    -1.61%           7.54%         1.47%
SINCE INCEPTION: 11/1/96        5.46%     6.58%           7.83%         6.00%

PERFORMANCE OF A $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in three indices: the S&P 500 Index, the Lehman Brothers U.S. Aggregate Bond Index and the Growth Composite Index.


$14,252      PORTFOLIO
$15,294      S&P 500 INDEX
$16,532      LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX
$14,749      GROWTH COMPOSITE INDEX

[LINE GRAPH]

                                                                  Lehman
                                     Growth                      Brothers
                                    Composite     S&P 500      Aggregate Bond
                        SWHGX         Index        Index          Index
         Nov-01-96      10000         10000         10000         10000
         Nov-96         10490         10446         10777         10178
         Dec-96         10420         10418         10564         10083
         Jan-97         10670         10691         11223         10115
         Feb-97         10710         10676         11311         10140
         Mar-97         10460         10402         10848         10027
         Apr-97         10780         10595         11494         10178
         May-97         11420         11235         12193         10274
         Jun-97         11940         11658         12739         10397
         Jul-97         12650         12287         13752         10677
         Aug-97         12200         11969         12982         10587
         Sep-97         12880         12567         13692         10743
         Oct-97         12520         12141         13235         10899
         Nov-97         12730         12232         13848         10949
         Dec-97         12977         12364         14086         11060
         Jan-98         13037         12441         14242         11201
         Feb-98         13779         13143         15269         11192
         Mar-98         14199         13657         16051         11230
         Apr-98         14320         13785         16213         11289
         May-98         14019         13559         15934         11396
         Jun-98         14240         13713         16581         11493
         Jul-98         13959         13462         16405         11517
         Aug-98         12285         11789         14036         11705
         Sep-98         12696         12139         14936         11979
         Oct-98         13478         12758         16150         11915
         Nov-98         14079         13345         17129         11983
         Dec-98         14673         13939         18116         12019
         Jan-99         14921         14158         18873         12104
         Feb-99         14395         13659         18286         11893
         Mar-99         14807         14017         19017         11958
         Apr-99         15405         14631         19753         11996
         May-99         15127         14465         19287         11891
         Jun-99         15735         15094         20357         11853
         Jul-99         15621         14990         19722         11803
         Aug-99         15518         14849         19624         11797
         Sep-99         15467         14729         19086         11934
         Oct-99         16095         15179         20294         11978
         Nov-99         16569         15788         20707         11977
         Dec-99         17553         16892         21926         11919
         Jan-00         16777         16373         20825         11880
         Feb-00         17176         17052         20431         12024
         Mar-00         17975         17665         22429         12182
         Apr-00         17376         17051         21754         12147
         May-00         16965         16663         21308         12141
         Jun-00         17598         17280         21835         12394
         Jul-00         17232         17056         21494         12506
         Aug-00         18108         17940         22829         12688
         Sep-00         17442         17423         21624         12768
         Oct-00         17254         17134         21533         12852
         Nov-00         16245         16166         19836         13063
         Dec-00         16707         16795         19933         13306
         Jan-01         17045         17165         20641         13523
         Feb-01         15872         16165         18758         13640
         Mar-01         15150         15342         17569         13708
         Apr-01         16064         16263         18934         13651
         May-01         16097         16353         19061         13733
         Jun-01         15951         16160         18598         13785
         Jul-01         15754         15922         18416         14094
         Aug-01         15172         15398         17263         14256
         Sep-01         14022         14129         15868         14421
         Oct-01         14360         14540         16171         14722
         Nov-01         15060         15293         17411         14519
         Dec-01         15303         15669         17565         14426
         Jan-02         14962         15400         17308         14543
         Feb-02         14773         15269         16974         14684
         Mar-02         15350         15866         17612         14441
         Apr-02         14997         15598         16545         14721
         May-02         14867         15483         16423         14846
         Jun-02         14184         14751         15253         14975
         Jul-02         13112         13612         14065         15156
         Aug-02         13206         13671         14157         15412
         Sep-02         12193         12734         12618         15662
         Oct-02         12829         13277         13728         15590
         Nov-02         13418         13857         14537         15585
         Dec-02         12940         13359         13683         15908
         Jan-03         12567         13055         13325         15922
         Feb-03         12387         12866         13125         16142
         Mar-03         12411         12881         13252         16129
         Apr-03         13314         13767         14344         16263
         May-03         14072         14547         15100         16565
         Jun-30-03      14252         14749         15294         16532


All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results. Results for the report period are not annualized.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. As of 6/30/03, the total number of funds in the Large-Cap, Small-Cap Blend, Foreign and Intermediate-Term Bond Fund categories for the six-month, one- and five-year periods was 1,393, 374, 935, 817; 1,322, 350, 890, 772; and 717, 197, 524,
  479, respectively. Performance includes changes in price and reinvestment of dividends and capital gains.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO FACTS as of 6/30/03


TOP HOLDINGS 1



SECURITY                                     % OF INVESTMENTS
-------------------------------------------------------------
 (1) SCHWAB SMALL-CAP INDEX FUND(R)                 20.1%
     Select Shares(R)
-------------------------------------------------------------
 (2) SCHWAB INTERNATIONAL INDEX FUND(R)             19.9%
     Select Shares
-------------------------------------------------------------
 (3) SCHWAB TOTAL BOND MARKET FUND                  15.0%
-------------------------------------------------------------
 (4) GENERAL ELECTRIC CO.                            1.3%
-------------------------------------------------------------
 (5) MICROSOFT CORP.                                 1.2%
-------------------------------------------------------------
 (6) PFIZER, INC.                                    1.2%
-------------------------------------------------------------
 (7) EXXON MOBIL CORP.                               1.1%
-------------------------------------------------------------
 (8) WAL-MART STORES, INC.                           1.0%
-------------------------------------------------------------
 (9) CITIGROUP, INC.                                 1.0%
-------------------------------------------------------------
(10) JOHNSON & JOHNSON                               0.7%
-------------------------------------------------------------
     TOTAL                                          62.5%

STATISTICS

NUMBER OF HOLDINGS                                   494
-------------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)                $53,935
-------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                          26.3
-------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                               2.3
-------------------------------------------------------------
INCOME RATIO                                         1.6%
-------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                              7%
-------------------------------------------------------------
THREE-YEAR BETA                                     0.76
-------------------------------------------------------------
EXPENSE RATIO 3                                     0.50%
-------------------------------------------------------------

ASSET CLASS WEIGHTINGS

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]


39.6%  LARGE-CAP STOCKS
20.1%  SMALL-CAP STOCKS
19.9%  INTERNATIONAL STOCKS
15.0%  BONDS
 5.4%  SHORT-TERM INVESTMENTS

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Not annualized.

3 Guaranteed by Schwab and the investment adviser through 4/30/04 (excluding interest, taxes and certain non-routine expenses). The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

FINANCIAL STATEMENTS

MARKETTRACK GROWTH PORTFOLIO II
FINANCIAL HIGHLIGHTS

                                                        1/1/03-      1/1/02-      1/1/01-      1/1/00-       1/1/99-      1/1/98-
                                                       6/30/03*     12/31/02     12/31/01     12/31/00      12/31/99     12/31/98
-----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   10.75        12.99        14.81        15.84         14.24        12.95
                                                       ----------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                   0.04         0.17         0.18         0.35          0.15         0.17
  Net realized and unrealized gains or losses             1.05        (2.17)       (1.43)       (1.13)         2.63         1.52
                                                       ----------------------------------------------------------------------------
  Total income or loss from investment operations         1.09        (2.00)       (1.25)       (0.78)         2.78         1.69
Less distributions:
  Dividends from net investment income                      --        (0.20)       (0.35)       (0.14)        (0.18)       (0.15)
  Distributions from net realized gains                     --        (0.04)       (0.22)       (0.11)        (1.00)       (0.25)
                                                       ----------------------------------------------------------------------------
  Total distributions                                       --        (0.24)       (0.57)       (0.25)        (1.18)       (0.40)
                                                       ----------------------------------------------------------------------------
  Net asset value at end of period                       11.84        10.75        12.99        14.81         15.84        14.24
                                                       ----------------------------------------------------------------------------
Total return (%)                                         10.14 1     (15.44)       (8.40)       (4.82)        19.63        13.07

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets 2                                     0.50 3       0.50         0.50         0.55 4        0.56         0.57
Ratio of gross operating expenses to
 average net assets                                       0.92 3       1.00         0.82         0.83 4        1.09         1.28
Ratio of net investment income to
 average net assets                                       0.76 3       1.59         1.67         2.80          1.32         1.64
Portfolio turnover rate                                      7 1         30           13           19            14           67
Net assets, end of period ($ x 1,000,000)                   23           20           22           22            19           14

* Unaudited.

1 Not annualized.

2 The expense incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

3 Annualized.

4 Would have been 0.56% and 0.84%, respectively, if certain non-routine expenses
  (proxy fees) had been included.


See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS as of June 30, 2003, unaudited

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding
 o  Non-income producing security
 /  Issuer is affiliated with the fund's adviser

                                                COST              MARKET VALUE
HOLDINGS BY CATEGORY                          ($x1,000)             ($x1,000)
-------------------------------------------------------------------------------
 55.0%   OTHER INVESTMENT COMPANIES             13,927                  12,667
 39.6%   COMMON STOCK                            9,164                   9,116
  5.4%   SHORT-TERM INVESTMENTS                  1,259                   1,259
-------------------------------------------------------------------------------
100.0%   TOTAL INVESTMENTS                      24,350                  23,042


                                                                   MKT. VALUE
      SECURITY AND NUMBER OF SHARES                               ($ x 1,000)
      COMMON STOCK 39.6% of investments

      AEROSPACE / DEFENSE 0.6%
      ------------------------------------------------------------------------
      The Boeing Co.    838                                                 29
      Crane Co.    100                                                       2
      General Dynamics Corp.    200                                         15
      Goodrich Corp.    100                                                  2
      Lockheed Martin Corp.    500                                          24
      Northrop Grumman Corp.    214                                         18
      Raytheon Co.    400                                                   13
      Rockwell Automation, Inc.    200                                       5
      Rockwell Collins, Inc.    200                                          5
      Textron, Inc.    100                                                   4
      United Technologies Corp.    450                                      32
                                                                    ----------
                                                                           149

      AIR TRANSPORTATION 0.1%
      ------------------------------------------------------------------------
      Delta Air Lines, Inc.    100                                           1
      FedEx Corp.    300                                                    19
      Southwest Airlines Co.    800                                         14
                                                                    ----------
                                                                            34

      ALCOHOLIC BEVERAGES 0.2%
      ------------------------------------------------------------------------
      Adolph Coors Co., Class B    100                                       5
      Anheuser-Busch Cos., Inc.    900                                      46
      Brown-Forman Corp., Class B    75                                      6
                                                                    ----------
                                                                            57

      APPAREL 0.1%
      ------------------------------------------------------------------------
    o Jones Apparel Group, Inc.    100                                       3
      Liz Claiborne, Inc.    100                                             4
      Nike, Inc., Class B    300                                            16
    o Reebok International Ltd.   100                                        3
      VF Corp.    100                                                        3
                                                                    ----------
                                                                             29

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 0.4%
      ------------------------------------------------------------------------
    o Autonation, Inc.    300                                                5
      Dana Corp.    100                                                      1
      Danaher Corp.    150                                                  10
      Delphi Corp.    579                                                    5
      Eaton Corp.    100                                                     8
      Ford Motor Co.    1,698                                               19
      General Motors Corp.    600                                           22
      Genuine Parts Co.    200                                               6
      Goodyear Tire & Rubber Co.    100                                     --
      Harley-Davidson, Inc.    300                                          12
    o Navistar International Corp.    100                                    3
      Visteon Corp.    104                                                   1
                                                                    ----------
                                                                             92

      BANKS 3.1%
      ------------------------------------------------------------------------
      AmSouth Bancorp.    350                                                 8
      Bank of America Corp.    1,519                                        120
      The Bank of New York Co., Inc.    800                                  23
      Bank One Corp.    1,172                                                44
      BB&T Corp.    526                                                      18
      Comerica, Inc.    150                                                   7
      Fifth Third Bancorp    642                                             37
      First Tennessee National Corp.    100                                   4
      FleetBoston Financial Corp.    1,038                                   31
      Golden West Financial Corp.    200                                     16


See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

                                                                   MKT. VALUE
      SECURITY AND NUMBER OF SHARES                               ($ x 1,000)
      Huntington Bancshares, Inc.    333                                     6
      J.P. Morgan Chase & Co.    2,090                                      71
      KeyCorp, Inc.    400                                                  10
      Marshall & Ilsley Corp.    200                                         6
      Mellon Financial Corp.    400                                         11
      National City Corp.    624                                            20
      North Fork Bancorp., Inc.    200                                       7
      Northern Trust Corp.    200                                            8
      PNC Financial Services Group, Inc.    300                             15
    o Providian Financial Corp.    200                                       2
      Regions Financial Corp.    200                                         7
      SouthTrust Corp.    300                                                8
      State Street Corp.    300                                             12
      SunTrust Banks, Inc.    300                                           18
      Synovus Financial Corp.    250                                         5
      U.S. Bancorp    1,899                                                 46
      Union Planters Corp.    150                                            5
      Wachovia Corp.    1,424                                               57
      Wells Fargo & Co.    1,700                                            86
      Zions Bancorp.    100                                                  5
                                                                    ----------
                                                                           713

      BUSINESS MACHINES & SOFTWARE 3.7%
      ------------------------------------------------------------------------
      Adobe Systems, Inc.    200                                             6
    o Apple Computer, Inc.    300                                            6
      Autodesk, Inc.    200                                                  3
    o BMC Software, Inc.    200                                              3
    o Cisco Systems, Inc.    7,200                                         120
    o Compuware Corp.    400                                                 2
    o Comverse Technology, Inc.    100                                       2
    o Dell Computer Corp.    2,600                                          83
    o EMC Corp.    2,100                                                    22
    o Gateway, Inc.    200                                                   1
      Hewlett-Packard Co.    3,012                                          64
      International Business Machines Corp.    1,750                       144
    o Lexmark International, Inc., Class A    100                            7
  (5) Microsoft Corp.    10,900                                            279
    o NCR Corp.    100                                                       3
    o Network Appliance, Inc.    300                                         5
    o Novell, Inc.    400                                                    1
    o Novellus Systems, Inc.    175                                          6
    o Oracle Corp.    5,300                                                 64
      Pitney Bowes, Inc.    200                                              8
    o Sun Microsystems, Inc.    3,000                                       14
    o Unisys Corp.    200                                                    3
    o Xerox Corp.    700                                                     7
                                                                    ----------
                                                                           853

      BUSINESS SERVICES 1.6%
      ------------------------------------------------------------------------
    o Allied Waste Industries, Inc.    100                                   1
    o Apollo Group, Inc., Class A    200                                    12
      Automatic Data Processing, Inc.    600                                20
    o Cendant Corp.    1,040                                                19
      Cintas Corp.    132                                                    5
    o Citrix Systems, Inc.    100                                            2
      Computer Associates International, Inc.    600                        13
    o Computer Sciences Corp.    200                                         8
    o Concord EFS, Inc.    500                                               7
    o Convergys Corp.    137                                                 2
      Deluxe Corp.    100                                                    4
    o eBay, Inc.    342                                                     36
      Electronic Data Systems Corp.    450                                  10
      Equifax, Inc.    100                                                   3
      First Data Corp.    800                                               33
    o Fiserv, Inc.    150                                                    5
      H&R Block, Inc.    200                                                 9
      Interpublic Group of Cos., Inc.    400                                 5
    o Intuit, Inc.    244                                                   11
    o Mercury Interactive Corp.    100                                       4
      Moody's Corp.    200                                                  11
      Omnicom Group, Inc.    200                                            14
    o Parametric Technology Corp.    200                                     1
      Paychex, Inc.    325                                                  10
    o PeopleSoft, Inc.    300                                                5
    o QLogic Corp.    63                                                     3
    o Robert Half International, Inc.    100                                 2
    o Siebel Systems, Inc.    400                                            4
    o Sungard Data Systems, Inc.    261                                      7
    o Symantec Corp.    200                                                  9
    o Thermo Electron Corp.    100                                           2
      Tyco International Ltd.    1,960                                      37


See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
PORTFOLIO HOLDINGS continued

                                                                   MKT. VALUE
      SECURITY AND NUMBER OF SHARES                               ($ x 1,000)
    o Veritas Software Corp.    400                                         11
      Waste Management, Inc.    545                                         13
    o Yahoo!, Inc.    600                                                   20
                                                                    ----------
                                                                           358

      CHEMICAL 0.8%
      ------------------------------------------------------------------------
      3M Co.    375                                                         49
      Air Products & Chemicals, Inc.    200                                  8
      Dow Chemical Co.    961                                               30
      E.I. du Pont de Nemours & Co.    969                                  40
      Eastman Chemical Co.    100                                            3
      Ecolab, Inc.    200                                                    5
    o Hercules, Inc.    100                                                  1
      PPG Industries, Inc.    200                                           10
      Praxair, Inc.    200                                                  12
      Rohm & Haas Co.    200                                                 6
      The Sherwin-Williams Co.    100                                        3
      Sigma-Aldrich Corp.    100                                             6
                                                                    ----------
                                                                           173

      CONSTRUCTION 0.2%
      ------------------------------------------------------------------------
      Centex Corp.    100                                                    8
      Fluor Corp.    100                                                     3
      KB Home Corp.    50                                                    3
      Masco Corp.    500                                                    12
    o McDermott International, Inc.    200                                   1
      Pulte Homes, Inc.    50                                                3
      The Stanley Works    100                                               3
      Vulcan Materials Co.    100                                            4
                                                                    ----------
                                                                            37

      CONSUMER DURABLE 0.1%
      ------------------------------------------------------------------------
      Black & Decker Corp.    100                                            4
      Leggett & Platt, Inc.    200                                           4
      Maytag Corp.    100                                                    3
      Whirlpool Corp.    100                                                 6
                                                                    ----------
                                                                            17

      CONSUMER NON-DURABLE 0.4%
      ------------------------------------------------------------------------
      Darden Restaurants, Inc.    150                                        3
    o Electronic Arts, Inc.    127                                           9
      Fortune Brands, Inc.    150                                            8
      Hasbro, Inc.    100                                                    2
    o International Game Technology    112                                  11
      Mattel, Inc.    400                                                    8
      McDonald's Corp.    1,300                                             29
      Newell Rubbermaid, Inc.    300                                         8
    o Starbucks Corp.    320                                                 8
      Tupperware Corp.    100                                                1
      Wendy's International, Inc.    100                                     3
                                                                    ----------
                                                                            90

      CONTAINERS 0.1%
      ------------------------------------------------------------------------
      Ball Corp.    100                                                      5
      Bemis Co.    100                                                       5
    o Pactiv Corp.    100                                                    2
    o Sealed Air Corp.    53                                                 2
                                                                    ----------
                                                                            14

      ELECTRONICS 1.7%
      ------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    700                                    2
    o Advanced Micro Devices, Inc.    400                                    3
    o Agilent Technologies, Inc.   466                                       9
    o Altera Corp.    364                                                    6
    o American Power Conversion Corp.    275                                 4
    o Analog Devices, Inc.    400                                           14
      Applied Biosystems Group--Applera Corp.    200                         4
    o Applied Materials, Inc.    1,600                                      25
    o Applied Micro Circuits Corp.    221                                    1
    o Broadcom Corp., Class A 255                                            6
    o CIENA Corp.    300                                                     2
      Intel Corp.    6,800                                                 141
      ITT Industries, Inc.    100                                            7
    o Jabil Circuit, Inc.    208                                             5
    o JDS Uniphase Corp.    1,254                                            4
    o KLA-Tencor Corp.    200                                                9
      Linear Technology Corp.    300                                        10
    o LSI Logic Corp.    400                                                 3
    o Lucent Technologies, Inc.    3,965                                     8

      Maxim Integrated Products, Inc.    300                                10
    o Micron Technology, Inc.    500                                         6
      Molex, Inc.    125                                                     3
      Motorola, Inc.    2,371                                               22
    o National Semiconductor Corp.    100                                    2
    o Nvidia Corp.    100                                                    2
      PerkinElmer, Inc.    68                                                1

See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II


                                                                   MKT. VALUE
      SECURITY AND NUMBER OF SHARES                               ($ x 1,000)
    o PMC-- Sierra, Inc.    100                                              1
    o Power-One, Inc.    226                                                 2
      Qualcomm, Inc.    750                                                 27
    o Sanmina-SCI Corp.    500                                               3
    o Solectron Corp.    700                                                 3
      Symbol Technologies, Inc.    139                                       2
    o Tektronix, Inc.    100                                                 2
    o Tellabs, Inc.    300                                                   2
    o Teradyne, Inc.    200                                                  3
      Texas Instruments, Inc.    1,700                                      30
    o Univision Communications, Inc., Class A    254                         8
    o Waters Corp.    100                                                    3
    o Xilinx, Inc.    300                                                    8
                                                                    ----------
                                                                           403

      ENERGY: RAW MATERIALS   0.5%
      ------------------------------------------------------------------------
      Anadarko Petroleum Corp.    245                                       11
      Apache Corp.    168                                                   11
      Baker Hughes, Inc.    331                                             11
    o BJ Services Co.    200                                                 8
      Burlington Resources, Inc.    200                                     11
      Devon Energy Corp.    200                                             11
      EOG Resources, Inc.    82                                              3
      Halliburton Co.    400                                                 9
    o Nabors Industries Ltd.    100                                          4
    o Noble Corp.    100                                                     3
      Occidental Petroleum Corp.    400                                     13
    o Rowan Cos., Inc.    100                                                2
      Schlumberger Ltd.    600                                              29
                                                                    ----------
                                                                           126

      FOOD & AGRICULTURE 1.9%
      ------------------------------------------------------------------------
      Altria Group, Inc.    2,100                                           95
      Archer-Daniels-Midland Co.    574                                      7
      Campbell Soup Co.    400                                              10
      The Coca-Cola Co.    2,500                                           116
      Coca-Cola Enterprises, Inc.    400                                     7
      ConAgra Foods, Inc.    500                                            12
      General Mills, Inc.    350                                            17
      H.J. Heinz Co.    300                                                 10
      Hershey Foods Corp.    150                                            10
      Kellogg Co.    400                                                    14
      McCormick & Co., Inc.    100                                           3
      Monsanto Co.    214                                                    5
      The Pepsi Bottling Group, Inc.    252                                  5
      PepsiCo, Inc.    1,730                                                77
      Sara Lee Corp.    800                                                 15
      Supervalu, Inc.    100                                                 2
      Sysco Corp.    600                                                    18
      Wm. Wrigley Jr. Co.    200                                            11
                                                                    ----------
                                                                           434

      GOLD 0.1%
      ------------------------------------------------------------------------
      Newmont Mining Corp.    400                                           13

      HEALTHCARE / DRUGS & MEDICINE 5.9%
      ------------------------------------------------------------------------
      Abbott Laboratories    1,600                                          70
      Allergan, Inc.    100                                                  8
      AmerisourceBergen Corp.    100                                         7
    o Amgen, Inc.    1,320                                                  88
    o Anthem, Inc.    175                                                   13
      Bausch & Lomb, Inc.    100                                             4
      Baxter International, Inc.    550                                     14
      Becton Dickinson & Co.    300                                         12
    o Biogen, Inc.    200                                                    8
      Biomet, Inc.    225                                                    6
    o Boston Scientific Corp.    414                                        25
      Bristol-Myers Squibb Co.    2,000                                     54
      C.R. Bard, Inc.    100                                                 7
      Cardinal Health, Inc.    475                                          31
    o Chiron Corp.    200                                                    9
      Eli Lilly & Co.    1,200                                              83
    o Forest Laboratories, Inc.    400                                      22
    o Genzyme Corp. -- General Division   200                                8
    o Guidant Corp.    300                                                  13
      HCA, Inc.    500                                                      16
      Health Management Associates, Inc., Class A    200                     4
    o Humana, Inc.    100                                                    1
      IMS Health, Inc.    200                                                4
 (10) Johnson & Johnson    3,076                                           159
    o King Pharmaceuticals, Inc.    233                                      3
    o Manor Care, Inc.    100                                                2
      McKesson Corp.    274                                                 10
    o Medimmune, Inc.    300                                                11
      Medtronic, Inc.    1,200                                              58


See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                   MKT. VALUE
      SECURITY AND NUMBER OF SHARES                               ($ x 1,000)
      Merck & Co., Inc.    2,300                                           139
  (6) Pfizer, Inc.    8,109                                                277
    o Quest Diagnostics    89                                                6
    o Quintiles Transnational   100                                          1
      Corp
      Schering-Plough Corp.    1,400                                        26
    o St. Jude Medical, Inc.    200                                         11
      Stryker Corp.    182                                                  13
    o Tenet Healthcare Corp.    450                                          5
      UnitedHealth Group, Inc.    600                                       30
    o Watson Pharmaceuticals, Inc.    100                                    4
    o WellPoint Health Networks, Inc.    150                                13
      Wyeth 1,400                                                           64
    o Zimmer Holdings, Inc.    200                                           9
                                                                    ----------
                                                                         1,348

      HOUSEHOLD PRODUCTS 1.0%
      ------------------------------------------------------------------------
      Alberto-Culver Co., Class B 100                                        5
      Avon Products, Inc.    300                                            19
      Clorox Co.    200                                                      8
      Colgate-Palmolive Co.    600                                          35
      The Gillette Co.    1,100                                             35
      International Flavors & Fragrances, Inc.    100                        3
      Procter & Gamble Co.    1,300                                        116
                                                                    ----------
                                                                           221

      INSURANCE 2.0%
      ------------------------------------------------------------------------
      ACE Ltd.    300                                                       10
      Aetna, Inc.    200                                                    12
      AFLAC, Inc.    500                                                    15
      The Allstate Corp.    700                                             25
      AMBAC Financial Group, Inc.    123                                     8
      American International Group, Inc.    2,696                          149
      AON Corp.    250                                                       6
      Chubb Corp.    200                                                    12
      CIGNA Corp.    200                                                     9
      Cincinnati Financial Corp.    150                                      6
      Hartford Financial Services Group, Inc.    300                        15
      Jefferson-Pilot Corp.    175                                           7
      John Hancock Financial
      Services, Inc.    249                                                  8
      Lincoln National Corp.    200                                          7
      Loews Corp.    200                                                     9
      Marsh & McLennan Cos., Inc.    600                                    31
      MBIA, Inc.    150                                                      7
      Metlife, Inc.    740                                                  21
      MGIC Investment Corp.    100                                           5
      Principal Financial Group, Inc.    331                                11
      The Progressive Corp.    215                                          16
      Prudential Financial, Inc.    600                                     20
      Safeco Corp.    100                                                    4
      St. Paul Cos., Inc.    200                                             7
      Torchmark Corp.    100                                                 4
      Travelers Property Casualty Corp., Class B 998                        16
      UnumProvident Corp.    173                                             2
      XL Capital Ltd., Class A    105                                        9
                                                                    ----------
                                                                           451

      MEDIA 1.6%
      ------------------------------------------------------------------------
    o AOL Time Warner, Inc.    4,500                                        72
    o Clear Channel Communications, Inc.    629                             27
    o Comcast Corp., Class A    2,376                                       72
      Dow Jones & Co., Inc.    100                                           4
      Gannett Co., Inc.    300                                              23
      Knight-Ridder, Inc.    100                                             7
      The McGraw-Hill Cos., Inc.    200                                     12
      Meredith Corp.    100                                                  4
    o Monster Worldwide, Inc.    95                                          2
      New York Times Co., Class A    200                                     9
      R.R. Donnelley & Sons Co.    100                                       3
      Tribune Co.    300                                                    15
    o Viacom, Inc., Class B   1,842                                         80
      The Walt Disney Co.    2,100                                          42
                                                                    ----------
                                                                           372

      MISCELLANEOUS FINANCE 2.9%
      ------------------------------------------------------------------------
      American Express Co.    1,300                                         54
      The Bear Stearns Cos., Inc.    110                                     8
      Capital One Financial Corp.    200                                    10
    / The Charles Schwab Corp.    1,225                                     12
      Charter One Financial, Inc.    220                                     7
  (9) Citigroup, Inc.    5,207                                             223


See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

                                                                   MKT. VALUE
      SECURITY AND NUMBER OF SHARES                               ($ x 1,000)
      Countrywide Financial Corp.    100                                     7
      Fannie Mae    1,000                                                   67
      Federated Investors, Inc., Class B    100                              3
      Franklin Resources, Inc.    300                                       12
      Freddie Mac    700                                                    35
      Goldman Sachs Group, Inc.    487                                      41
      Janus Capital Group, Inc.    200                                       3
      Lehman Brothers Holdings, Inc.    250                                 17
      MBNA Corp.    1,237                                                   26
      Merrill Lynch & Co., Inc.    950                                      44
      Morgan Stanley    1,130                                               48
      SLM Corp.    450                                                      18
      T. Rowe Price Group, Inc.    100                                       4
      Washington Mutual, Inc.    950                                        39
                                                                    ----------
                                                                           678

      NON-FERROUS METALS 0.1%
      ------------------------------------------------------------------------
      Alcoa, Inc.    800                                                    20
      Engelhard Corp.    100                                                 3
      Freeport-McMoran Copper & Gold, Inc., Class B    100                   2
    o Phelps Dodge Corp.    100                                              4
                                                                    ----------
                                                                            29

      OIL: DOMESTIC 0.3%
      ------------------------------------------------------------------------
      Amerada Hess Corp.    100                                              5
      Ashland, Inc.    100                                                   3
      ConocoPhillips    710                                                 39
      Kerr-McGee Corp.    100                                                4
      Marathon Oil Corp.    300                                              8
      Sunoco, Inc.    100                                                    4
    o Transocean, Inc.    258                                                5
      Unocal Corp.    200                                                    6
                                                                    ----------
                                                                            74

      OIL: INTERNATIONAL 1.4%
      ------------------------------------------------------------------------
      ChevronTexaco Corp.    1,070                                          77
  (7) Exxon Mobil Corp.    6,920                                           249
                                                                    ----------
                                                                           326

      OPTICAL & PHOTO 0.0%
      ------------------------------------------------------------------------
      Eastman Kodak Co.    300                                               8

      PAPER & FOREST PRODUCTS 0.3%
      ------------------------------------------------------------------------
      Georgia-Pacific Corp.    226                                           4
      International Paper Co.    470                                        17
      Kimberly-Clark Corp.    500                                           26
    o Louisiana-Pacific Corp.    100                                         1
      MeadWestvaco Corp.    197                                              5
      Temple-Inland, Inc.    100                                             4
      Weyerhaeuser Co.    200                                               11
                                                                    ----------
                                                                            68

      PRODUCER GOODS & MANUFACTURING 2.0%
      ------------------------------------------------------------------------
    o American Standard Cos., Inc.    100                                    7
      Avery Dennison Corp.    100                                            5
      Caterpillar, Inc.    400                                              22
      Cooper Industries Ltd., Class A 100                                    4
    o Corning, Inc.    1,300                                                10
      Deere & Co.    200                                                     9
      Dover Corp.    200                                                     6
      Emerson Electric Co.    400                                           20
  (4) General Electric Co.    10,200                                       293
      Honeywell International, Inc.    887                                  24
      Illinois Tool Works, Inc.    300                                      20
      Ingersoll-Rand Co., Class A    200                                    10
      Johnson Controls, Inc.    100                                          9
    o Millipore Corp.    100                                                 4
      Pall Corp.    100                                                      2
      Parker Hannifin Corp.    100                                           4
      W.W. Grainger, Inc.    100                                             5
                                                                    ----------
                                                                           454

      RAILROAD & SHIPPING 0.2%
      ------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.    400                             11
      CSX Corp.    200                                                       6
      Norfolk Southern Corp.    400                                          8
      Union Pacific Corp.    245                                            14
                                                                    ----------
                                                                            39

      REAL PROPERTY 0.2%
      ------------------------------------------------------------------------
      Apartment Investment & Management Co., Class A    100                  3
      Equity Office Properties Trust 400                                    11
      Equity Residential 300                                                 8


See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                   MKT. VALUE
      SECURITY AND NUMBER OF SHARES                               ($ x 1,000)
      Plum Creek Timber Co.    , Inc.    200                                 5
      Simon Property Group, Inc.    200                                      8
                                                                    ----------
                                                                            35

      RETAIL 2.8%
      ------------------------------------------------------------------------
      Albertson's, Inc.    400                                               8
    o AutoZone, Inc.    100                                                  8
    o Bed, Bath & Beyond, Inc.    300                                       12
    o Best Buy Co., Inc.    300                                             13
    o Big Lots, Inc.    88                                                   1
      Circuit City Stores, Inc.    200                                       2
    o Costco Wholesale Corp.    500                                         18
      CVS Corp.    390                                                      11
      Dillards, Inc., Class A    100                                         1
      Dollar General Corp.    395                                            7
      Family Dollar Stores, Inc.    200                                      8
    o Federated Department Stores, Inc.    200                               7
      The Gap, Inc.    937                                                  18
      Home Depot, Inc.    2,400                                             80
      J.C. Penney Co., Inc.    Holding Co.    200                            3
    o Kohl's Corp.    350                                                   18
    o Kroger Co.    700                                                     12
      Limited Brands, Inc.    500                                            8
      Lowe's Cos., Inc.    800                                              34
      The May Department Stores Co.    250                                   6
      Nordstrom, Inc.    100                                                 2
    o Office Depot, Inc.    200                                              3
      RadioShack Corp.    100                                                3
    o Safeway, Inc.    500                                                  10
      Sears, Roebuck & Co.    300                                           10
    o Staples, Inc.    500                                                   9
      Target Corp.    900                                                   34
      Tiffany & Co.    150                                                   5
      TJX Cos., Inc.    600                                                 11
    o Toys `R' Us, Inc.    200                                               2
  (8) Wal-Mart Stores, Inc.    4,440                                       238
      Walgreen Co.    1,000                                                 30
      Winn-Dixie Stores, Inc.    100                                         1
    o Yum! Brands, Inc.    320                                              10
                                                                    ----------
                                                                           643

      STEEL 0.0%
      ------------------------------------------------------------------------
      Allegheny Technologies, Inc.    100                                    1
      Nucor Corp.    100                                                     5
      United States Steel Corp.    100                                       1
                                                                    ----------
                                                                             7

      TELEPHONE 1.5%
      ------------------------------------------------------------------------
      Alltel Corp.    300                                                   14
      AT&T Corp.    735                                                     14
    o AT&T Wireless Services, Inc.    2,530                                 21
    o Avaya, Inc.    388                                                     3
      BellSouth Corp.    1,900                                              51
      CenturyTel, Inc.    150                                                5
    o Citizens Communications Co.    208                                     3
    o Nextel Communications, Inc., Class A 1,000                            18
    o Qwest Communications
      International, Inc.    1,527                                           7
      SBC Communications, Inc.    3,381                                     86
      Scientific-Atlanta, Inc.    100                                        2
      Sprint Corp. (FON Group) 800                                          12
    o Sprint Corp. (PCS Group) 800                                           5
      Verizon Communications, Inc.    2,788                                110
                                                                    ----------
                                                                           351

      TOBACCO 0.0%
      ------------------------------------------------------------------------
      R.J. Reynolds Tobacco Holdings, Inc.    100                            4
      UST, Inc.    200                                                       7
                                                                    ----------
                                                                            11

      TRAVEL & RECREATION 0.2%
      ------------------------------------------------------------------------
      Brunswick Corp.    100                                                 2
      Carnival Corp.    600                                                 20
    o Harrah's
      Entertainment, Inc.    100                                             4
      Hilton Hotels Corp.    400                                             5
      Marriott International, Inc.    , Class A   200                        8
      Sabre Holdings Corp.    172                                            4
      Starwood Hotels & Resorts Worldwide, Inc.    200                       6
                                                                    ----------
                                                                            49


See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II


                                                                   MKT. VALUE
      SECURITY AND NUMBER OF SHARES                               ($ x 1,000)
      TRUCKING & FREIGHT 0.4%
      ------------------------------------------------------------------------
      Paccar, Inc.    150                                                   10
      United Parcel Service, Inc., Class B    1,197                         76
                                                                    ----------
                                                                            86

      UTILITIES: ELECTRIC & GAS 1.2%
      ------------------------------------------------------------------------
    o The AES Corp.    400                                                   2
      Allegheny Energy, Inc.    78                                           1
      Ameren Corp.    200                                                    9
      American Electric Power Co., Inc.    360                              11
    o Calpine Corp.    200                                                   1
      Centerpoint Energy, Inc.    200                                        2
      Cinergy Corp.    200                                                   7
      CMS Energy Corp.    300                                                2
      Consolidated Edison, Inc.    200                                       9
      Constellation Energy Group, Inc.    200                                7
      Dominion Resources, Inc.    346                                       22
      DTE Energy Co.    200                                                  8
      Duke Energy Corp.    900                                              18
      Dynegy, Inc., Class A    300                                           1
    o Edison International   400                                             7
      El Paso Corp.    446                                                   4
      Entergy Corp.    200                                                  11
      Exelon Corp.    387                                                   23
      FirstEnergy Corp.    266                                              10
      FPL Group, Inc.    200                                                13
      KeySpan Corp.    200                                                   7
      Kinder Morgan, Inc.    181                                            10
    o Mirant Corp.    438                                                    1
      NiSource, Inc.    357                                                  7
    o PG&E Corp.    400                                                      8
      Pinnacle West Capital Corp.    100                                     4
      PPL Corp.    200                                                       9
      Progress Energy, Inc.    227                                          10
      Public Service Enterprise Group, Inc.    200                           8
      Sempra Energy    185                                                   5
      The Southern Co.    700                                               22
      TECO Energy, Inc.    100                                               1
      TXU Corp.    250                                                       6
      Williams Cos., Inc.    400                                             3
      Xcel Energy, Inc.    355                                               5
                                                                    ----------
                                                                           274

      OTHER INVESTMENT COMPANIES
      55.0% of investments

 /(2) Schwab International Index Fund(R),
      Select Shares(R)    405,624                                        4,584
 /(1) Schwab Small-Cap Index Fund    (R),
      Select Shares    297,578                                           4,639
 /(3) Schwab Total Bond
      Market Fund    326,474                                             3,444
                                                                    ----------
                                                                        12,667

      SHORT-TERM INVESTMENTS
      5.4% of investments

    / Schwab Value Advantage
      Money Fund(R), Investor Shares       577,209                         577

      SECURITY                                      FACE VALUE
      RATE, MATURITY DATE                          ($ x 1,000)

      Bank of America, London
      Time Deposit
         0.61%, 07/01/03                                360                360
      Bank One, Grand Cayman
      Time Deposit
         0.61%, 07/01/03                                322                322
                                                                    ----------
                                                                         1,259

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


                                                            See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II


Statement of
ASSETS AND LIABILITIES
As of June 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------
Investments, at market value                            $ 23,042 a
Receivables:
   Fund shares sold                                           31
   Dividends                                         +        12
                                                     -------------
TOTAL ASSETS                                              23,085

LIABILITIES
------------------------------------------------------------------
Payables:
   Investments bought                                        258
Accrued expenses                                     +        41
                                                     -------------
TOTAL LIABILITIES                                            299

NET ASSETS
------------------------------------------------------------------
TOTAL ASSETS                                              23,085
TOTAL LIABILITIES                                    -       299
                                                     -------------
NET ASSETS                                               $22,786

NET ASSETS BY SOURCE

Capital received from investors                           24,526
Net investment income not yet distributed                    411
Net realized capital losses                                 (843)
Net unrealized capital losses                             (1,308)



NET ASSET VALUE (NAV)
                        SHARES
NET ASSETS    /    OUTSTANDING  =       NAV
 $22,786             1,925            $11.84



a The fund paid $24,350 for these securities. Not counting short-term obligations and government securities, the fund paid $1,912 for securities during the report period and received $1,374 from securities it sold or that matured.

      Percent of fund shares of other Schwab funds owned as of the end of the report period:

SCHWAB EQUITY INDEX FUNDS
Small-Cap Index Fund(R)                          0.2%
International Index Fund(R)                      0.4%

SCHWAB BOND FUNDS
Total Bond Market Fund                           0.3%

SCHWAB MONEY FUNDS
Value Advantage
  Money Fund(R)                        Less than 0.1%

FEDERAL TAX DATA
----------------------------------------------------
PORTFOLIO COST                             $  24,619
NET UNREALIZED GAINS AND LOSSES:

Gains                                      $   2,249
Losses                                 +      (3,826)
                                       -------------
                                             ($1,577)

 AS OF DECEMBER 31, 2002:

UNDISTRIBUTED EARNINGS:
Ordinary income                            $     333
Long-term capital gains                    $      --
UNUSED CAPITAL LOSSES:
Expires 12/31 of:                        Loss amount
  2010                                     $     445


See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

Statement of
OPERATIONS
For January 1, 2003 through June 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
----------------------------------------------------------------
Dividends                                               $    128
Interest                                             +         2
                                                     -----------
TOTAL INVESTMENT INCOME                                      130

NET REALIZED GAINS AND LOSSES
----------------------------------------------------------------
Net realized gains on investments sold                       104

NET UNREALIZED GAINS AND LOSSES
----------------------------------------------------------------
Net unrealized gains on investments                        1,894

EXPENSES
----------------------------------------------------------------
Investment adviser and administrator fees                     45  a
Trustees' fees                                                 5  b
Custodian fees                                                15
Portfolio accounting fees                                      2
Professional fees                                             15
Shareholder reports                                           11
Other expenses                                       +         2
                                                     -----------
Total expenses                                                95
Expense reduction                                    -        43  c
                                                     -----------
NET EXPENSES                                                  52

INCREASE IN NET ASSETS FROM OPERATIONS
----------------------------------------------------------------
TOTAL INVESTMENT INCOME                                      130
NET EXPENSES                                         -        52
                                                     -----------
NET INVESTMENT INCOME                                         78
NET REALIZED GAINS                                           104 d
NET UNREALIZED GAINS                                 +     1,894 d
                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                    $2,076

a Calculated as a percentage of average daily net assets: 0.44% of the first $500 million and 0.39% of assets beyond that.

b  For the fund's independent trustees only.

c This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses of this fund through at least April 30, 2004, to 0.50% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

d  These add up to a net gain on investments of $1,998.

                                                            See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------------------
                                                      1/1/03-6/30/03     1/1/02-12/31/02
Net investment income                                        $    78          $      334
Net realized gains or losses                                     104                (613)
Net unrealized gains or losses                            +    1,894              (3,273)
                                                          --------------------------------

INCREASE OR DECREASE IN NET ASSETS FROM OPERATIONS             2,076              (3,552)

DISTRIBUTIONS PAID
------------------------------------------------------------------------------------------

Dividends from net investment income                              --                 362
Distributions from net realized gains                     +       --                  68
                                                          --------------------------------
TOTAL DISTRIBUTIONS PAID                                     $    --                $430 a



TRANSACTIONS IN FUND SHARES
------------------------------------------------------------------------------------------
                                                1/1/03-6/30/03          1/1/02-12/31/02
                                        QUANTITY          VALUE    QUANTITY        VALUE
Shares sold                                  268      $   2,975         601   $    7,062
Shares reinvested                             --             --          40          430
Shares redeemed                       +     (237)        (2,616)       (464)      (5,452)
                                      ----------------------------------------------------
NET TRANSACTIONS IN
  FUND SHARES                                 31      $     359         177   $    2,040



SHARES OUTSTANDING AND NET ASSETS
------------------------------------------------------------------------------------------
                                             1/1/03-6/30/03         1/1/02-12/31/02
                                          SHARES     NET ASSETS    SHARES     NET ASSETS
Beginning of period                        1,894     $   20,351     1,717     $   22,293
Total increase or
  decrease                            +       31          2,435       177         (1,942)b
                                      ----------------------------------------------------
END OF PERIOD                              1,925     $   22,786     1,894     $   20,351 c





a  The tax-basis components of distributions paid for the prior period are:

Ordinary income                           $  362
Long-term capital gains                   $   68

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes net investment income not yet distributed in the amount of $411 and $333 at the end of the current period and the prior period, respectively.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

Financial Notes unaudited

Business Structure of the Funds

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB ANNUITY PORTFOLIOS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

FUND OPERATIONS

Most of the fund's investments are described earlier in this report. However, there are certain other investments and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND PAYS DIVIDENDS from net investment income and makes distributions from net capital gains once a year.

THE FUND MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Annuity Portfolios. The funds discussed in this report are highlighted.

SCHWAB ANNUITY PORTFOLIOS
  organized January 21, 1994

    Schwab Money Market Portfolio
    SCHWAB MARKETTRACK GROWTH PORTFOLIO II
    Schwab S&P 500 Portfolio

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through its trust to use for meeting shareholder redemptions or for extraordinary or emergency purposes. During the report period, the trust had custodian overdraft facilities and line of credit arrangements of $150 million, $100 million and $150 million with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York, respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

THE FUND PAYS FEES FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services.

Although these agreements specify certain fees for these services, CSIM has made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/ OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.


THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, the fund may own shares of The Charles Schwab Corporation if that company is selected by its investment process.

Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. The percentages of fund shares of other related funds owned are shown in each fund's Statement of Assets and Liabilities.

The fund may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUND INTENDS TO MEET FEDERAL INCOME TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.


UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with their vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

Accounting Policies

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES THE SECURITIES IN ITS PORTFOLIO EVERY BUSINESS DAY. The fund uses the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

- FUTURES: open contracts are valued at their settlement prices as of the close of their exchanges. When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- UNDERLYING FUNDS: valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act for a given day.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

                      [CHARLES SCHWAB LOGO]


LARGE BLEND
                      SCHWAB S&P 500 PORTFOLIO

                      LARGE-CAP

                      FOR PERIOD ENDING JUNE 30, 2003
                      Inception Date: November 1, 1996

Management's Discussion for the six months ended June 30, 2003

[PHOTO OF GERI HOM]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, has overall responsibility for the management of the portfolio. Prior to joining the firm in 1995, she worked for nearly 15 years in equity management.

The Economy

THE WAR IN IRAQ DOMINATED HEADLINES, ALTHOUGH IT WAS NOT THE ONLY FACTOR AFFECTING THE ECONOMY. As the report period began, the nation's focus was divided between fundamental economic issues and concerns over the looming war with Iraq. Once the war arrived, attention focused on Iraq and the progress of political and military actions. However, as intensive military action drew to a close, the nation's level of concern over war-related uncertainty declined, and its focus shifted back to fundamental economic issues.

One reflection of this pattern of changing concerns over the war was the price of oil. Leading up to the war, oil prices continued to ratchet up to nearly $40 a barrel. But the price quickly dropped to around $30 a barrel when it began to appear that the major fighting would not last long.

The economy that Americans found at the end of the war was not much different than it had been during the period before the war. Gross Domestic Product was positive but weak, while joblessness edged up to 6.4% by the end of the report period. Consumer spending remained strong, helped in part by widespread discounts and depressed prices in most sectors (aside from healthcare and oil). But discounted prices for consumers translated into thin profits for companies, and business capital spending remained minimal. A 0.25% interest rate cut in June 2003 showed the Federal Reserve continuing to apply economic stimulus; the president and Congress contributed by enacting new fiscal and tax policies.

The Market

MOST TYPES OF STOCKS POSTED GAINS FOR THE PERIOD, WITH SMALL-CAP GROWTH STOCKS LEADING THE WAY. Positive returns were welcome news after prior declines. However, the volatility that has characterized the market in recent years continued throughout the period.

The strongest month of the period for stocks was April 2003, which saw the market rise as the military action in Iraq ended and as the first corporate earnings reports for 2002 appeared to indicate some improvement over the disappointing earnings of 2001. Another factor that we believe may have helped lift the market during the period was the increasing possibility of a dividend tax cut, which was then enacted during May.


Schwab S&P 500 Portfolio

Management's Discussion continued

Stock prices during the period appeared to generally reflect companies' established earning power, although anticipated future earnings began to drive returns in some sectors.

Looking at stock prices during the period, it appeared that investors were reluctant to give much consideration to projections of future earnings (which may or may not turn out to be accurate) when deciding how much they were willing to pay for a stock. In our view, this was a sign of lingering skepticism among investors towards earnings projections, whether those projections came from corporate management or from analysts.

The Portfolio

THE PORTFOLIO'S TOTAL RETURN WAS SIMILAR TO THAT OF ITS BENCHMARK, THE S&P 500(R) INDEX, WHICH WAS UP 11.76% FOR THE PERIOD. During the period, five companies were dropped from the S&P 500(R) Index and replaced by others. Being added to or dropped from the S&P 500 often has an immediate effect on a stock's price. We adjusted the portfolio's holdings to track these five changes, but sought to manage our transactions to avoid buying at highs and selling at lows while still avoiding the risk of missing out on exposure to market gains.

Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Index figures are not annualized.

The views expressed here are those of fund management only. Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period
--------------------------------------------------------------------------------

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

  .59% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

 3.93% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

11.76%    S&P 500 INDEX(R): measures U.S. large-cap stocks

17.88%    RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

 9.47% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

[LINE GRAPH]

                   Lehman         MSCI      Russell 2000
                 Aggregate        EAFE        Small-Cap     S&P 500       3 Month
                 Bond Index       Index        Index         Index         T-Bill
   Dec-31-02          0             0             0             0             0
   Jan-03-03      -0.67          1.92          1.89          3.28          0.01
   Jan-10-03      -0.84          2.03           3.5          5.48          0.03
   Jan-17-03      -0.21          1.22          1.35          2.57          0.05
   Jan-24-03       0.16         -1.96         -2.05         -2.01          0.08
   Jan-31-03       0.09         -4.17         -2.77         -2.62           0.1
   Feb-07-03       0.42         -5.36         -6.24         -5.53          0.12
   Feb-14-03        0.4         -4.77         -6.28         -4.88          0.14
   Feb-21-03        0.7          -4.2         -4.74         -3.34          0.17
   Feb-28-03       1.47         -6.37         -5.71         -4.08          0.19
   Mar-07-03       1.75         -9.01         -7.34         -5.44          0.22
   Mar-14-03       1.38         -8.71         -7.24         -4.89          0.24
   Mar-21-03       0.14         -4.62         -1.51          2.26          0.26
   Mar-28-03       1.06         -6.31         -3.41          -1.4          0.28
   Apr-04-03       1.07         -4.98         -2.19          0.37          0.31
   Apr-11-03       1.09         -4.75         -2.68         -0.77          0.32
   Apr-18-03       1.34         -1.83          0.58          2.13          0.34
   Apr-25-03       1.89         -2.12          1.85          2.73          0.37
   May-02-03       2.07           1.5          6.93          6.35          0.39
   May-09-03       2.96          3.58          8.49          6.78          0.42
   May-16-03       3.72          5.69          8.83           8.1          0.45
   May-23-03       4.09          5.18          9.82          6.84          0.46
   May-30-03       4.14          6.89         15.79         10.35          0.48
   Jun-06-03       4.22         10.88         19.21         13.17           0.5
   Jun-13-03       5.22          12.2         18.14         13.32          0.55
   Jun-20-03       4.28         13.23         18.11         14.14          0.57
   Jun-27-03       3.73         10.17         17.98         11.96          0.59
   Jun-30-03       3.93          9.47         17.88         11.76          0.59

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you can not invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.


Schwab S&P 500 Portfolio

Schwab S&P 500 Portfolio
Performance as of 6/30/03

AVERAGE ANNUAL TOTAL RETURNS 1, 2, 3

This bar chart compares pre-tax performance of the portfolio with the S&P 500(R) Index and the Morningstar Large-Cap Blend Fund category.

[BAR CHART]

                                                                        CATEGORY
                                           PORTFOLIO    S&P 500 INDEX    AVERAGE
--------------------------------------------------------------------------------
6 MONTHS                                     11.53%         11.76%        10.57%
1 YEAR                                       -0.21%          0.25%        -1.58%
5 YEARS                                      -1.96%         -1.61%        -3.08%
SINCE INCEPTION: 11/1/96                      6.08%          6.58%          n/a

PERFORMANCE OF A $10,000 INVESTMENT 2, 3

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in the S&P 500 Index.

$14,824 Portfolio
$15,294 S&P 500 Index

[LINE GRAPH]

                               S&P 500
                  SWPIX         Index
01-Nov-96         10000         10000
   Nov-96         10750         10777
   Dec-96         10530         10564
   Jan-97         11170         11223
   Feb-97         11250         11311
   Mar-97         10780         10848
   Apr-97         11410         11494
   May-97         12090         12193
   Jun-97         12630         12739
   Jul-97         13620         13752
   Aug-97         12860         12982
   Sep-97         13560         13692
   Oct-97         13120         13235
   Nov-97         13720         13848
   Dec-97         13948         14086
   Jan-98         14098         14242
   Feb-98         15108         15269
   Mar-98         15869         16051
   Apr-98         16029         16213
   May-98         15739         15934
   Jun-98         16369         16581
   Jul-98         16189         16405
   Aug-98         13848         14036
   Sep-98         14738         14936
   Oct-98         15929         16150
   Nov-98         16879         17129
   Dec-98         17862         18116
   Jan-99         18595         18873
   Feb-99         18012         18286
   Mar-99         18726         19017
   Apr-99         19439         19753
   May-99         18967         19287
   Jun-99         20012         20357
   Jul-99         19389         19722
   Aug-99         19288         19624
   Sep-99         18756         19086
   Oct-99         19931         20294
   Nov-99         20323         20707
   Dec-99         21517         21926
   Jan-00         20434         20825
   Feb-00         20040         20431
   Mar-00         22003         22429
   Apr-00         21335         21754
   May-00         20890         21308
   Jun-00         21396         21835
   Jul-00         21072         21494
   Aug-00         22367         22829
   Sep-00         21183         21624
   Oct-00         21082         21533
   Nov-00         19412         19836
   Dec-00         19506         19933
   Jan-01         20183         20641
   Feb-01         18337         18758
   Mar-01         17178         17569
   Apr-01         18501         18934
   May-01         18614         19061
   Jun-01         18163         18598
   Jul-01         17978         18416
   Aug-01         16850         17263
   Sep-01         15486         15868
   Oct-01         15784         16171
   Nov-01         16984         17411
   Dec-01         17135         17565
   Jan-02         16876         17308
   Feb-02         16544         16974
   Mar-02         17155         17612
   Apr-02         16119         16545
   May-02         15995         16423
   Jun-02         14855         15253
   Jul-02         13695         14065
   Aug-02         13768         14157
   Sep-02         12266         12618
   Oct-02         13343         13728
   Nov-02         14120         14537
   Dec-02         13292         13683
   Jan-03         12935         13325
   Feb-03         12735         13125
   Mar-03         12861         13252
   Apr-03         13911         14344
   May-03         14635         15100
30-Jun-03         14824         15294

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results. Results for the report period are not annualized.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. if those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 The S&P 500 Index includes the common stocks of 500 leading U.S. publicly traded companies from a broad range of industries. Standard & Poor's , the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in proportion to its total market value.

3 Source: Morningstar, Inc. As of 6/30/03, the total number of sub-accounts in the large-Blend Annuity category for the six-month, one- and five-year periods was 2,495, 2,418, and 1,594, respectively.

SCHWAB S&P 500 PORTFOLIO

Portfolio Facts as of 6/30/03

TOP HOLDINGS 1
--------------------------------------------------------------------------------


SECURITY                                                        % OF INVESTMENTS
--------------------------------------------------------------------------------
 (1) GENERAL ELECTRIC CO.                                              3.1%
--------------------------------------------------------------------------------
 (2) MICROSOFT CORP.                                                   3.0%
--------------------------------------------------------------------------------
 (3) PFIZER, INC.                                                      2.9%
--------------------------------------------------------------------------------
 (4) EXXON MOBIL CORP.                                                 2.6%
--------------------------------------------------------------------------------
 (5) WAL-MART STORES, INC.                                             2.5%
--------------------------------------------------------------------------------
 (6) CITIGROUP, INC.                                                   2.4%
--------------------------------------------------------------------------------
 (7) JOHNSON & JOHNSON                                                 1.6%
--------------------------------------------------------------------------------
 (8) AMERICAN INTERNATIONAL GROUP, INC.                                1.5%
--------------------------------------------------------------------------------
 (9) INTERNATIONAL BUSINESS MACHINES CORP.                             1.5%
--------------------------------------------------------------------------------
(10) INTEL CORP.                                                       1.5%
--------------------------------------------------------------------------------
     TOTAL                                                            22.6%

STATISTICS

NUMBER OF HOLDINGS                                                          502
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                            $ 84,817
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 21.7
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                      3.0
--------------------------------------------------------------------------------
INCOME RATIO                                                               1.33
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                     2%
--------------------------------------------------------------------------------
THREE-YEAR BETA                                                            1.00
--------------------------------------------------------------------------------
EXPENSE RATIO 3                                                            0.28%
--------------------------------------------------------------------------------


INDUSTRY WEIGHTINGS

This chart shows the portfolio's industry composition as of the report date.

[PIE CHART]

14.1%        HEALTHCARE/DRUGS & MEDICINE
 9.1%        BUSINESS MACHINES & SOFTWARE
 7.5%        BANKS
 7.3%        MISCELLANEOUS FINANCE
 6.8%        RETAIL
 4.8%        PRODUCER GOODS & MANUFACTURING
 4.8%        INSURANCE
 4.7%        FOOD & AGRICULTURE
 4.4%        ELECTRONICS
36.5%        OTHER


1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Not annualized.

3 Guaranteed by Schwab and the investment adviser through 4/30/04 (excluding interest, taxes and certain non-routine expenses).

SCHWAB S&P 500 PORTFOLIO

Financial Statements

S&P 500 Portfolio

FINANCIAL HIGHLIGHTS

                                                                     1/1/03-     1/1/02-    1/1/01-    1/1/00-    1/1/99-    1/1/98-
INVESTOR SHARES                                                     6/30/03*    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                12.66       16.54      19.02      21.26      17.78      13.94
                                                                    ----------------------------------------------------------------
Income or loss from investment operations:
     Net investment income                                             0.08        0.19       0.15       0.18       0.16       0.13
     Net realized and unrealized gains or losses                       1.38       (3.90)     (2.46)     (2.17)      3.47       3.78
                                                                    ----------------------------------------------------------------
     Total income or loss from investment operations                   1.46       (3.71)     (2.31)     (1.99)      3.63       3.91
Less distributions:
     Dividends from net investment income                                --       (0.17)     (0.17)     (0.19)     (0.14)     (0.06)
     Distributions from net realized gains                               --          --         --      (0.06)     (0.01)     (0.01)
                                                                    ----------------------------------------------------------------
     Total distributions                                                 --       (0.17)     (0.17)     (0.25)     (0.15)     (0.07)
                                                                    ----------------------------------------------------------------
Net asset value at end of period                                      14.12       12.66      16.54      19.02      21.26      17.78
                                                                    ----------------------------------------------------------------
Total return (%)                                                      11.53 1    (22.43)    (12.16)     (9.34)     20.47      28.06

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
    average net assets                                                 0.28 2      0.28       0.28       0.28 3     0.28       0.28
Ratio of gross operating expenses to
    average net assets                                                 0.34 2      0.35       0.33       0.30 3     0.34       0.55
Ratio of net investment income to
    average net assets                                                 1.49 2      1.33       1.09       0.99       1.14       1.52
Portfolio turnover rate                                                   2 1        11          5         10          7          7
Net assets, end of period ($ x 1,000,000)                               115          98        128        126        130         84

* Unaudited.

1 Not annualized.

2 Annualized.

3 Would have been 0.29% and 0.31%, respectively, if certain non-routine expenses
  (proxy fees) had been included.


See financial notes.

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS as of June 30, 2003, unaudited

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 =  Collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

                                                      COST      MARKET VALUE
HOLDINGS BY CATEGORY                               ($x 1,000)    ($x 1,000)
--------------------------------------------------------------------------------
 96.5%     COMMON STOCK                              115,418       110,797
  3.2%     SHORT-TERM INVESTMENT                       3,700         3,700
  0.3%     U.S. TREASURY OBLIGATIONS                     364           364
--------------------------------------------------------------------------------
100.0%     TOTAL INVESTMENTS                         119,482       114,861

                                                                     MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK 96.5% of investments
       --------------------------------------------------------------------------

       AEROSPACE / DEFENSE      1.6%
       --------------------------------------------------------------------------
       The Boeing Co.   10,396                                               357
       Crane Co.   700                                                        16
       General Dynamics Corp.   2,500                                        181
       Goodrich Corp.   1,500                                                 32
       Lockheed Martin Corp.   5,700                                         271
       Northrop Grumman Corp.   2,257                                        195
       Raytheon Co.   5,100                                                  167
       Rockwell Automation, Inc.   2,200                                      52
       Rockwell Collins, Inc.   2,100                                         52
       Textron, Inc.   1,700                                                  66
       United Technologies Corp.   5,700                                     404
                                                                     ------------
                                                                           1,793

       AIR TRANSPORTATION 0.4%
       --------------------------------------------------------------------------
       Delta Air Lines, Inc.   1,400                                          21
       FedEx Corp.   3,620                                                   225
       Southwest Airlines Co.   9,618                                        165
                                                                     ------------
                                                                             411

       ALCOHOLIC BEVERAGES 0.5%
       --------------------------------------------------------------------------
       Adolph Coors Co., Class B   400                                        20
       Anheuser-Busch Cos., Inc.   10,200                                    521
       Brown-Forman Corp., Class B   702                                      55
                                                                     ------------
                                                                             596

       APPAREL 0.3%
       --------------------------------------------------------------------------
     o Jones Apparel Group, Inc.   1,600                                      47
       Liz Claiborne, Inc.   1,200                                            42
       Nike, Inc., Class B   3,200                                           171
     o Reebok International Ltd.   600                                        20
       VF Corp.   1,200                                                       41
                                                                     ------------
                                                                             321

       AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.0%
       --------------------------------------------------------------------------
     o Autonation, Inc.   3,700                                               58
       Cooper Tire & Rubber Co.   700                                         12
       Cummins, Inc.   500                                                    18
       Dana Corp.   1,878                                                     22
       Danaher Corp.   2,000                                                 136
       Delphi Corp.   6,363                                                   55
       Eaton Corp.   900                                                      71
       Ford Motor Co.   22,552                                               248
       General Motors Corp.   7,000                                          252
       Genuine Parts Co.   2,000                                              64
       Goodyear Tire & Rubber Co.   1,900                                     10
       Harley-Davidson, Inc.   3,800                                         151
     o Navistar International Corp.   800                                     26
       Visteon Corp.   1,584                                                  11
                                                                     ------------
                                                                           1,134

       BANKS 7.5%
       --------------------------------------------------------------------------
       AmSouth Bancorp.   4,350                                               95
       Bank of America Corp.   18,412                                      1,455
       The Bank of New York Co., Inc.   9,500                                273
       Bank One Corp.   14,006                                               521
       BB&T Corp.   5,700                                                    195
       Comerica, Inc.   2,150                                                100
       Fifth Third Bancorp   7,005                                           402
       First Tennessee National Corp.   1,500                                 66
       FleetBoston Financial Corp.   12,991                                  386
       Golden West Financial Corp.   2,100                                   168
       Huntington Bancshares, Inc.   2,956                                    58


See financial notes.

SCHWAB S&P 500 PORTFOLIO

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       J.P. Morgan Chase & Co.   25,010                                      855
       KeyCorp, Inc.   5,300                                                 134
       Marshall & Ilsley Corp.   2,878                                        88
       Mellon Financial Corp.   5,300                                        147
       National City Corp.   7,600                                           249
       North Fork Bancorp., Inc.   2,000                                      68
       Northern Trust Corp.   2,700                                          113
       PNC Financial Services Group, Inc.   3,400                            166
     o Providian Financial Corp.   3,400                                      31
       Regions Financial Corp.   2,700                                        91
       SouthTrust Corp.   4,100                                              111
       State Street Corp.   4,000                                            158
       SunTrust Banks, Inc.   3,600                                          214
       Synovus Financial Corp.   3,600                                        77
       U.S. Bancorp   23,630                                                 579
       Union Planters Corp.   2,400                                           74
       Wachovia Corp.   16,644                                               665
       Wells Fargo & Co.   20,599                                          1,038
       Zions Bancorp.   1,200                                                 61
                                                                     -----------
                                                                           8,638

       BUSINESS MACHINES & SOFTWARE 9.1%
       -------------------------------------------------------------------------
       Adobe Systems, Inc.   2,800                                            90
     o Apple Computer, Inc.   4,300                                           82
       Autodesk, Inc.   1,200                                                 19
     o BMC Software, Inc.   2,900                                             47
     o Cisco Systems, Inc.   86,600                                        1,445
     o Compuware Corp.   4,300                                                25
     o Comverse Technology, Inc.   2,100                                      32
     o Dell Computer Corp.   31,600                                        1,010
     o EMC Corp.   26,912                                                    282
     o Gateway, Inc.   3,600                                                  13
       Hewlett-Packard Co.   37,537                                          799
   (9) International Business Machines Corp.   21,300                      1,757
     o Lexmark International, Inc., Class A   1,600                          113
  =(2) Microsoft Corp.   132,400                                           3,391
     o NCR Corp.   1,200                                                      31
     o Network Appliance, Inc.   3,900                                        63
     o Novell, Inc.   3,500                                                   11
     o Novellus Systems, Inc.   1,800                                         66
     o Oracle Corp.   64,400                                                 774
       Pitney Bowes, Inc.   2,800                                            108
     o Sun Microsystems, Inc.   39,700                                       183
     o Unisys Corp.   3,900                                                   48
     o Xerox Corp.   9,600                                                   102
                                                                     -----------
                                                                          10,491

       BUSINESS SERVICES 3.8%
       -------------------------------------------------------------------------
     o Allied Waste Industries, Inc.  2,300                                   23
     o Apollo Group, Inc., Class A   2,100                                   130
       Automatic Data Processing, Inc.   7,400                               251
     o Cendant Corp.   12,602                                                231
       Cintas Corp.   2,092                                                   74
     o Citrix Systems, Inc.   2,100                                           43
       Computer Associates International, Inc. 7,000                         156
     o Computer Sciences Corp.   2,300                                        88
     o Concord EFS, Inc.   6,000                                              88
     o Convergys Corp.   2,054                                                33
       Deluxe Corp.   800                                                     36
     o eBay, Inc.   4,097                                                    427
       Electronic Data Systems Corp.   5,900                                 127
       Equifax, Inc.   1,800                                                  47
       First Data Corp.   9,200                                              381
     o Fiserv, Inc.   2,300                                                   82
       H&R Block, Inc.   2,200                                                95
       Interpublic Group of Cos., Inc.   4,500                                60
     o Intuit, Inc.   2,420                                                  108
     o Mercury Interactive Corp.   1,200                                      46
       Moody's Corp.   1,900                                                 100
       Omnicom Group, Inc.   2,500                                           179
     o Parametric Technology Corp.   2,700                                     8
       Paychex, Inc.   4,650                                                 136
     o PeopleSoft, Inc.   3,700                                               65
     o QLogic Corp.   1,195                                                   58
     o Robert Half International, Inc.   2,200                                42
     o Siebel Systems, Inc.   5,600                                           53
     o Sungard Data Systems, Inc.   3,331                                     86
     o Symantec Corp.   1,899                                                 83


See financial notes.

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
     o Thermo Electron Corp.   2,000                                          42
       Tyco International Ltd.   24,519                                      465
     o Veritas Software Corp.   5,200                                        149
       Waste Management, Inc.   7,357                                        177
     o Yahoo!, Inc.   7,500                                                  246
                                                                     -----------
                                                                           4,415

       CHEMICAL 1.9%
       -------------------------------------------------------------------------
       3M Co.   5,000                                                        645
       Air Products & Chemicals, Inc.   2,800                                117
       Dow Chemical Co.   11,255                                             348
       E.I. du Pont de Nemours & Co.   12,254                                510
       Eastman Chemical Co.   1,000                                           32
       Ecolab, Inc.   3,300                                                   85
       Great Lakes Chemical Corp.   500                                       10
     o Hercules, Inc.   1,100                                                 11
       PPG Industries, Inc.   2,100                                          107
       Praxair, Inc.   2,100                                                 126
       Rohm & Haas Co.   2,605                                                81
       The Sherwin-Williams Co.   1,800                                       48
       Sigma-Aldrich Corp.   800                                              43
                                                                     -----------
                                                                           2,163

       CONSTRUCTION 0.3%
       -------------------------------------------------------------------------
       Centex Corp.   800                                                     62
       Fluor Corp.   900                                                      30
       KB Home Corp.   700                                                    44
       Masco Corp.   5,700                                                   136
     o McDermott International, Inc.   1,200                                   8
       Pulte Homes, Inc.   700                                                43
       The Stanley Works   900                                                25
       Vulcan Materials Co.   1,300                                           48
                                                                     -----------
                                                                             396

       CONSUMER DURABLE 0.2%
       -------------------------------------------------------------------------
       Black & Decker Corp.   900                                             39
       Leggett & Platt, Inc.   2,300                                          47
       Maytag Corp.   1,000                                                   25
       Whirlpool Corp.   900                                                  57
                                                                     -----------
                                                                             168

       CONSUMER NON-DURABLE 1.0%
       -------------------------------------------------------------------------
     o American Greetings Corp., Class A 700                                  14
       Darden Restaurants, Inc.   1,950                                       37
     o Electronic Arts, Inc.   1,829                                         135
       Fortune Brands, Inc.   1,800                                           94
       Hasbro, Inc.   2,225                                                   39
     o International Game Technology   1,200                                 123
       Mattel, Inc.   5,300                                                  100
       McDonald's Corp.   15,700                                             346
       Newell Rubbermaid, Inc.   3,424                                        96
     o Starbucks Corp.   4,660                                               114
       Tupperware Corp.   700                                                 10
       Wendy's International, Inc.   1,300                                    38
                                                                     -----------
                                                                           1,146

       CONTAINERS 0.1%
       --------------------------------------------------------------------------
       Ball Corp.   600                                                       27
       Bemis Co.   700                                                        33
     o Pactiv Corp.   2,000                                                   40
     o Sealed Air Corp.   1,014                                               48
                                                                     -----------
                                                                             148

       ELECTRONICS 4.4%
       -------------------------------------------------------------------------
     o ADC Telecommunications, Inc.   8,700                                   20
     o Advanced Micro Devices, Inc.   4,200                                   27
     o Agilent Technologies, Inc.   5,837                                    114
     o Altera Corp.   4,680                                                   77
     o American Power Conversion Corp.   2,325                                36
     o Analog Devices, Inc.   4,400                                          153
     o Andrew Corp.   1,250                                                   12
       Applied Biosystems Group -- Applera Corp.   2,600                      50
     o Applied Materials, Inc.   20,400                                      324
     o Applied Micro Circuits Corp.   3,382                                   20
     o Broadcom Corp., Class A   3,500                                        87
     o CIENA Corp.   5,100                                                    26
  (10) Intel Corp.   80,600                                                1,675
       ITT Industries, Inc.   1,100                                           72


See financial notes.

SCHWAB S&P 500 PORTFOLIO

                                                                     MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)

     o Jabil Circuit, Inc.      2,227                                         49
     o JDS Uniphase Corp.       17,655                                        62
     o KLA-Tencor Corp.       2,500                                          116
       Linear Technology Corp.       3,800                                   122
     o LSI Logic Corp.       4,200                                            30
     o Lucent Technologies, Inc.       49,095                                100
       Maxim Integrated Products, Inc.       4,100                           140
     o Micron Technology, Inc.       7,100                                    83
       Molex, Inc.       2,300                                                62
       Motorola, Inc.       28,505                                           269
     o National Semiconductor Corp.       2,200                               43
     o Nvidia Corp.       1,800                                               41
       PerkinElmer, Inc.       1,400                                          19
     o PMC -- Sierra, Inc.       1,900                                        22
     o Power-One, Inc.       800                                               6
       Qualcomm, Inc.       9,800                                            350
     o Sanmina-SCI Corp.       6,100                                          39
     o Solectron Corp.       10,000                                           37
       Symbol Technologies, Inc.       2,652                                  35
     o Tektronix, Inc.       1,100                                            24
     o Tellabs, Inc.       4,800                                              32
     o Teradyne, Inc.       2,100                                             36
       Texas Instruments, Inc.       21,300                                  375
     o Thomas & Betts Corp.       600                                          9
     o Univision Communications, Inc., Class A       2,695                    82
     o Waters Corp.       1,500                                               44
     o Xilinx, Inc.       4,000                                              101
                                                                     -----------
                                                                           5,021

       ENERGY: RAW MATERIALS 1.4%
       -------------------------------------------------------------------------
       Anadarko Petroleum Corp.       3,137                                  139
       Apache Corp.       1,942                                              126
       Baker Hughes, Inc.       4,180                                        140
     o BJ Services Co.       1,900                                            71
       Burlington Resources, Inc.       2,452                                133
       Devon Energy Corp.       2,800                                        149
       EOG Resources, Inc.       1,407                                        59
       Halliburton Co.       5,200                                           120
     o Nabors Industries Ltd.       1,800                                     71
     o Noble Corp.       1,600                                                55
       Occidental Petroleum Corp.       4,700                                158
     o Rowan Cos., Inc.       1,100                                           25
       Schlumberger Ltd.       7,300                                         347
                                                                     -----------
                                                                           1,593

       FOOD & AGRICULTURE 4.7%
       -------------------------------------------------------------------------
       Altria Group, Inc.       24,900                                     1,131
       Archer-Daniels-Midland Co.       7,800                                100
       Campbell Soup Co.       5,000                                         123
       The Coca-Cola Co.       30,300                                      1,406
       Coca-Cola Enterprises, Inc.       5,600                               102
       ConAgra Foods, Inc.       6,700                                       158
       General Mills, Inc.       4,700                                       223
       H.J. Heinz Co.       4,200                                            139
       Hershey Foods Corp.       1,700                                       118
       Kellogg Co.       5,100                                               175
       McCormick & Co., Inc.       1,600                                      44
       Monsanto Co.       3,025                                               65
       The Pepsi Bottling Group, Inc.       3,402                             68
       PepsiCo, Inc.       21,180                                            943
       Sara Lee Corp.       9,600                                            181
       Supervalu, Inc.       1,700                                            36
       Sysco Corp.       8,100                                               243
       Wm. Wrigley Jr. Co.       2,700                                       152
                                                                     -----------
                                                                           5,407

       GOLD 0.1%
       -------------------------------------------------------------------------
       Newmont Mining Corp.       4,986                                      162

       HEALTHCARE / DRUGS & MEDICINE 14.1%
       -------------------------------------------------------------------------
       Abbott Laboratories       19,200                                      840
       Allergan, Inc.       1,800                                            139
       AmerisourceBergen Corp.       1,400                                    97
     o Amgen, Inc.       15,504                                            1,030
     o Anthem, Inc.       1,701                                              131
       Bausch & Lomb, Inc.       600                                          22
       Baxter International, Inc.       7,400                                192
       Becton Dickinson & Co.       3,200                                    124
     o Biogen, Inc.       1,800                                               68
       Biomet, Inc.       3,125                                               90
     o Boston Scientific Corp.       5,000                                   305
       Bristol-Myers Squibb Co.       23,800                                 646


See financial notes.

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)

       C.R. Bard, Inc.       700                                              50
       Cardinal Health, Inc.       5,475                                     352
     o Chiron Corp.       2,300                                              101
       Eli Lilly & Co.       13,800                                          952
     o Forest Laboratories, Inc.       4,600                                 252
     o Genzyme Corp. -- General Division       2,800                         117
     o Guidant Corp.       3,900                                             173
       HCA, Inc.       6,400                                                 205
       Health Management Associates, Inc., Class A       2,800                52
     o Humana, Inc.       2,100                                               32
       IMS Health, Inc.       2,800                                           50
   (7) Johnson & Johnson       36,548                                      1,890
     o King Pharmaceuticals, Inc.       2,866                                 42
     o Manor Care, Inc.       1,100                                           27
       McKesson Corp.       3,506                                            125
     o Medimmune, Inc.       3,000                                           109
       Medtronic, Inc.       15,000                                          720
       Merck & Co., Inc.       27,600                                      1,671
  =(3) Pfizer, Inc.       97,389                                           3,326
     o Quest Diagnostics       1,380                                          88
     o Quintiles Transnational Corp.       1,200                              17
       Schering-Plough Corp.       18,100                                    337
     o St. Jude Medical, Inc.       2,400                                    138
       Stryker Corp.       2,635                                             183
     o Tenet Healthcare Corp.       5,800                                     68
       UnitedHealth Group, Inc.       7,400                                  372
     o Watson Pharmaceuticals, Inc.       1,300                               52
     o WellPoint Health Networks, Inc.       1,800                           152
       Wyeth       16,400                                                    747
     o Zimmer Holdings, Inc.       2,500                                     113
                                                                     -----------
                                                                          16,197

       HOUSEHOLD PRODUCTS 2.3%
       -------------------------------------------------------------------------
       Alberto-Culver Co., Class B       800                                  41
       Avon Products, Inc.       2,900                                       180
       Clorox Co.       2,600                                                111
       Colgate-Palmolive Co.       6,800                                     394
       The Gillette Co.       12,600                                         402
       International Flavors & Fragrances, Inc.       1,200                   38
       Procter & Gamble Co.       16,100                                   1,436
                                                                     -----------
                                                                           2,602

       INSURANCE 4.8%
       -------------------------------------------------------------------------
       ACE Ltd.       3,300                                                  113
       Aetna, Inc.       1,900                                               114
       AFLAC, Inc.       6,400                                               197
       The Allstate Corp.       8,700                                        310
       AMBAC Financial Group, Inc.       1,392                                92
   (8) American International Group, Inc.       32,248                     1,779
       AON Corp.       3,650                                                  88
       Chubb Corp.       2,400                                               144
       CIGNA Corp.       1,800                                                85
       Cincinnati Financial Corp.       1,900                                 71
       Hartford Financial Services Group, Inc.       3,600                   181
       Jefferson-Pilot Corp.       1,650                                      68
       John Hancock Financial Services, Inc.       3,421                     105
       Lincoln National Corp.       2,100                                     75
       Loews Corp.       2,300                                               109
       Marsh & McLennan Cos., Inc.       6,700                               342
       MBIA, Inc.       1,950                                                 95
       Metlife, Inc.       9,367                                             265
       MGIC Investment Corp.       1,200                                      56
       Principal Financial Group, Inc.       3,974                           128
       The Progressive Corp.       2,700                                     197
       Prudential Financial, Inc.       6,800                                229
       Safeco Corp.       1,700                                               60
       St. Paul Cos., Inc.       2,738                                       100
       Torchmark Corp.       1,500                                            56
       Travelers Property Casualty Corp., Class B       12,425               196
       UnumProvident Corp.       3,476                                        47
       XL Capital Ltd., Class A       1,900                                  158
                                                                     -----------
                                                                           5,460

       MEDIA 3.8%
       -------------------------------------------------------------------------
     o AOL Time Warner, Inc.       55,250                                    889
     o Clear Channel Communications, Inc.       7,676                        325
     o Comcast Corp., Class A       27,659                                   835
       Dow Jones & Co., Inc.       900                                        39
       Gannett Co., Inc.       3,300                                         253
       Knight-Ridder, Inc.       1,000                                        69


See financial notes.

SCHWAB S&P 500 PORTFOLIO

                                                                     MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)

       The McGraw-Hill Cos., Inc.       2,300                                143
       Meredith Corp.       500                                               22
     o Monster Worldwide, Inc.       1,344                                    26
       New York Times Co., Class A       1,800                                82
       R.R. Donnelley & Sons Co.       1,400                                  37
       Tribune Co.       3,900                                               188
     o Viacom, Inc., Class B       21,581                                    942
       The Walt Disney Co.       25,100                                      496
                                                                     -----------
                                                                           4,346

       MISCELLANEOUS FINANCE 7.3%
       -------------------------------------------------------------------------
       American Express Co.       16,000                                     669
       The Bear Stearns Cos., Inc.       1,312                                95
       Capital One Financial Corp.       2,700                               133
     / The Charles Schwab Corp.       16,742                                 169
       Charter One Financial, Inc.       2,745                                85
  =(6) Citigroup, Inc.       63,536                                        2,719
       Countrywide Financial Corp.       1,800                               125
       Fannie Mae       12,100                                               816
       Federated Investors, Inc., Class B       1,300                         36
       Franklin Resources, Inc.       3,000                                  117
       Freddie Mac       8,600                                               437
       Goldman Sachs Group, Inc.       5,897                                 494
       Janus Capital Group, Inc.       3,000                                  49
       Lehman Brothers Holdings, Inc.       3,100                            206
       MBNA Corp.       15,743                                               328
       Merrill Lynch & Co., Inc.       11,500                                537
       Morgan Stanley       13,350                                           571
       SLM Corp.       5,700                                                 223
       T. Rowe Price Group, Inc.       1,500                                  57
       Washington Mutual, Inc.       11,424                                  472
                                                                     -----------
                                                                           8,338

       NON-FERROUS METALS 0.3%
       -------------------------------------------------------------------------
       Alcoa, Inc.       10,472                                              267
       Engelhard Corp.       1,600                                            40
       Freeport-McMoran Copper & Gold, Inc., Class B       1,600              39
     o Phelps Dodge Corp.       1,115                                         43
                                                                     -----------
                                                                             389

       OIL: DOMESTIC 0.8%
       -------------------------------------------------------------------------
       Amerada Hess Corp.       1,200                                         59
       Ashland, Inc.       900                                                28
       ConocoPhillips       8,354                                            458
       Kerr-McGee Corp.       1,284                                           57
       Marathon Oil Corp.       3,900                                        103
       Sunoco, Inc.       1,000                                               38
     o Transocean, Inc.       3,784                                           83
       Unocal Corp.       3,100                                               89
                                                                     -----------
                                                                             915

       OIL: INTERNATIONAL 3.4%
       -------------------------------------------------------------------------
       ChevronTexaco Corp.       13,185                                      952
  =(4) Exxon Mobil Corp.       82,450                                      2,961
                                                                     -----------
                                                                           3,913

       OPTICAL & PHOTO 0.1%
       -------------------------------------------------------------------------
       Eastman Kodak Co.       3,500                                          96

       PAPER & FOREST PRODUCTS 0.7%
       -------------------------------------------------------------------------
       Boise Cascade Corp.       700                                          17
       Georgia-Pacific Corp.       2,955                                      56
       International Paper Co.       5,798                                   207
       Kimberly-Clark Corp.       6,200                                      323
     o Louisiana-Pacific Corp.       1,100                                    12
       MeadWestvaco Corp.       2,364                                         58
       Temple-Inland, Inc.       600                                          26
       Weyerhaeuser Co.       2,800                                          151
                                                                     -----------
                                                                             850

       PRODUCER GOODS & MANUFACTURING 4.8%
       -------------------------------------------------------------------------
     o American Standard Cos., Inc.       900                                 66
       Avery Dennison Corp.       1,300                                       65
       Caterpillar, Inc.       4,200                                         234
       Cooper Industries Ltd., Class A       1,300                            54
     o Corning, Inc.       15,600                                            115
       Deere & Co.       3,100                                               142
       Dover Corp.       2,400                                                72
       Emerson Electric Co.       5,300                                      271
  =(1) General Electric Co.       123,300                                  3,536
       Honeywell International, Inc.       10,537                            283
       Illinois Tool Works, Inc.       3,800                                 250


See financial notes.

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)

       Ingersoll-Rand Co., Class A      2,000                                 95
       Johnson Controls, Inc.      1,200                                     103
     o Millipore Corp.      600                                               27
       Pall Corp.      1,500                                                  34
       Parker Hannifin Corp.      1,450                                       61
       Snap-On, Inc.      600                                                 17
       W.W. Grainger, Inc.      1,100                                         51
                                                                     -----------
                                                                           5,476

       RAILROAD & SHIPPING 0.4%
       -------------------------------------------------------------------------
       Burlington Northern Santa Fe Corp.       4,600                        131
       CSX Corp.       2,500                                                  75
       Norfolk Southern Corp.       4,700                                     90
       Union Pacific Corp.       3,300                                       192
                                                                     -----------
                                                                             488

       REAL PROPERTY 0.3%
       -------------------------------------------------------------------------
       Apartment Investment & Management Co., Class A       1,100             38
       Equity Office Properties Trust       4,900                            132
       Equity Residential       3,200                                         83
       Plum Creek Timber Co., Inc.       2,100                                55
       Simon Property Group, Inc.       2,200                                 86
                                                                     -----------
                                                                             394

       RETAIL 6.8%
       -------------------------------------------------------------------------
       Albertson's, Inc.       4,475                                          86
     o AutoZone, Inc.       1,200                                             91
     o Bed, Bath & Beyond, Inc.       3,600                                  140
     o Best Buy Co., Inc.       4,050                                        178
     o Big Lots, Inc.       1,400                                             21
       Circuit City Stores, Inc.       2,400                                  21
     o Costco Wholesale Corp.       5,500                                    201
       CVS Corp.       4,900                                                 137
       Dillards, Inc., Class A       1,100                                    15
       Dollar General Corp.       3,963                                       72
       Family Dollar Stores, Inc.       2,000                                 76
     o Federated Department Stores, Inc.       2,400                          88
       The Gap, Inc.       10,962                                            206
       Home Depot, Inc.       28,300                                         937
       J.C. Penney Co., Inc. Holding Co.       3,100                          52
     o Kohl's Corp.       4,300                                              221
     o Kroger Co.       9,300                                                155
       Limited Brands, Inc.       6,200                                       96
       Lowe's Cos., Inc.       9,700                                         417
       The May Department Stores Co.       3,350                              75
       Nordstrom, Inc.       1,600                                            31
     o Office Depot, Inc.       3,800                                         55
       RadioShack Corp.       2,000                                           53
     o Safeway, Inc.       5,500                                             113
       Sears, Roebuck & Co.       3,700                                      125
     o Staples, Inc.       6,000                                             110
       Target Corp.       11,200                                             424
       Tiffany & Co.       1,800                                              59
       TJX Cos., Inc.       6,300                                            119
     o Toys `R' Us, Inc.       2,600                                          32
  =(5) Wal-Mart Stores, Inc.       54,000                                  2,898
       Walgreen Co.       12,600                                             379
       Winn-Dixie Stores, Inc.       1,500                                    18
     o Yum! Brands, Inc.       3,700                                         109
                                                                     -----------
                                                                           7,810

       STEEL 0.1%
       -------------------------------------------------------------------------
       Allegheny Technologies, Inc.       1,050                                7
       Nucor Corp.       1,000                                                49
       United States Steel Corp.       1,300                                  21
       Worthington Industries, Inc.       900                                 12
                                                                     -----------
                                                                              89

       TELEPHONE 3.8%
       -------------------------------------------------------------------------
       Alltel Corp.       4,000                                              193
       AT&T Corp.       9,716                                                187
     o AT&T Wireless Services, Inc.       33,295                             273
     o Avaya, Inc.       4,432                                                29
       BellSouth Corp.       22,700                                          604
       CenturyTel, Inc.       1,700                                           59
     o Citizens Communications Co.       3,118                                40
     o Nextel Communications, Inc., Class A       12,700                     230
     o Qwest Communications International, Inc.       20,116                  96
       SBC Communications, Inc.       40,810                               1,043
       Scientific-Atlanta, Inc.       1,800                                   43
       Sprint Corp. (FON Group)       11,100                                 160
     o Sprint Corp. (PCS Group)       12,700                                  73
       Verizon Communications, Inc.       33,850                           1,335
                                                                     -----------
                                                                           4,365


See financial notes.

SCHWAB S&P 500 PORTFOLIO

                                                                     MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)

       TOBACCO 0.1%
       -------------------------------------------------------------------------
       R.J. Reynolds Tobacco Holdings, Inc.       1,100                       41
       UST, Inc.       2,000                                                  70
                                                                     -----------
                                                                             111

       TRAVEL & RECREATION 0.5%
       -------------------------------------------------------------------------
       Brunswick Corp.       1,100                                            28
       Carnival Corp.       7,800                                            254
     o Harrah's Entertainment, Inc.       1,300                               52
       Hilton Hotels Corp.       4,300                                        55
       Marriott International, Inc., Class A       2,900                     111
       Sabre Holdings Corp.       1,683                                       41
       Starwood Hotels & Resorts Worldwide, Inc.       2,300                  66
                                                                     -----------
                                                                             607

       TRUCKING & FREIGHT 0.9%
       -------------------------------------------------------------------------
       Paccar, Inc.       1,500                                              101
       Ryder Systems, Inc.       700                                          18
       United Parcel Service, Inc., Class B       13,845                     882
                                                                     -----------
                                                                           1,001

       UTILITIES: ELECTRIC & GAS 2.9%
       -------------------------------------------------------------------------
     o The AES Corp.       7,600                                              48
       Allegheny Energy, Inc.       1,551                                     13
       Ameren Corp.       1,900                                               84
       American Electric Power Co., Inc.       4,960                         148
     o Calpine Corp.       4,600                                              30
       Centerpoint Energy, Inc.       3,650                                   30
       Cinergy Corp.       2,200                                              81
       CMS Energy Corp.       1,700                                           14
       Consolidated Edison, Inc.       2,800                                 121
       Constellation Energy Group, Inc.       1,900                           65
       Dominion Resources, Inc.       3,780                                  243
       DTE Energy Co.       2,200                                             85
       Duke Energy Corp.       11,134                                        222
       Dynegy, Inc., Class A       4,200                                      18
     o Edison International       3,800                                       62
       El Paso Corp.       6,929                                              56
       Entergy Corp.       2,700                                             143
       Exelon Corp.       4,175                                              250
       FirstEnergy Corp.       3,628                                         140
       FPL Group, Inc.       2,300                                           154
       KeySpan Corp.       1,900                                              67
       Kinder Morgan, Inc.       1,690                                        92
     o Mirant Corp.       4,802                                               14
       Nicor, Inc.       600                                                  22
       NiSource, Inc.       3,246                                             62
       Peoples Energy Corp.       500                                         21
     o PG&E Corp.       5,100                                                108
       Pinnacle West Capital Corp.       1,000                                37
       PPL Corp.       2,000                                                  86
       Progress Energy, Inc.       3,102                                     136
       Public Service Enterprise Group, Inc.       2,700                     114
       Sempra Energy       2,541                                              73
       The Southern Co.       8,900                                          277
       TECO Energy, Inc.       1,800                                          22
       TXU Corp.       4,022                                                  90
       Williams Cos., Inc.       6,300                                        50
       Xcel Energy, Inc.       4,605                                          69
                                                                     -----------
                                                                           3,347

       SHORT-TERM INVESTMENT
       3.2% of investments
       -------------------------------------------------------------------------
       Provident Institutional
       TempFund       3,699,820                                            3,700


       SECURITY                                      FACE VALUE
          RATE, MATURITY DATE                        ($ x 1,000)
       U.S. TREASURY OBLIGATIONS
       0.3% of investments
       -------------------------------------------------------------------------
     = U.S. Treasury Bill
          0.78%-0.81%, 09/18/03                              365             364

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

SCHWAB S&P 500 PORTFOLIO

Statement of
ASSETS AND LIABILITIES
As of June 30, 2003; unaudited. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at market value
(including $9,476 of securities on loan)                             $114,861 a
Collateral held for securities on loan                                  9,825
Receivables:
  Fund shares sold                                                        176
  Interest                                                                  4
  Dividends                                                               134
  Dividend tax reclaim                                                      1
  Income from lending securities                                  +         1
                                                                  ------------
TOTAL ASSETS                                                          125,002

LIABILITIES
------------------------------------------------------------------------------
Collateral held for securities on loan                                  9,825
Payables:
  Investments bought                                                      496
  Investment adviser and administrator fees                                 2
Accrued expenses                                                +          60
                                                                  ------------
TOTAL LIABILITIES                                                      10,383

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                          125,002
TOTAL LIABILITIES                                                 -    10,383
                                                                  ------------
NET ASSETS                                                            114,619

NET ASSETS BY SOURCE
Capital received from investors                                       128,478
Net investment income not yet distributed                               2,225
Net realized capital losses                                           (11,362)
Net unrealized capital losses                                          (4,722) b

NET ASSET VALUE (NAV)

                    SHARES
NET ASSETS  /  OUTSTANDING  =     NAV
$114,619             8,118     $14.12

a The fund paid $119,482 for these securities. Not counting short- term obligations and government securities, the fund paid $6,751 for securities during the report period and received $1,757 from securities it sold or that matured.

b These derive from investments and futures. As of the report date, the fund had fifteen open S&P 500 futures contracts due to expire on September 18, 2003, with a contract value of $3,650 and unrealized losses of $101.

FEDERAL TAX DATA
---------------------------------------------------

PORTFOLIO COST                             $120,226
NET UNREALIZED GAINS AND LOSSES:
Gains                                      $ 19,542
Losses                                  +   (24,907)
                                        -----------
                                            ($5,365)

AS OF DECEMBER 31, 2002:

UNDISTRIBUTED EARNINGS:
Ordinary income                            $  1,477
Long-term capital gains                    $     --

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                       Loss amount
  2008                                     $    665
  2009                                        1,821
  2010                                  +     7,810
                                        -----------
                                           $ 10,296

DEFERRED CAPITAL LOSSES                    $    204


See financial notes.

SCHWAB S&P 500 PORTFOLIO

Statement of
OPERATIONS

For January 1, 2003 through June 30, 2003; unaudited. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends                                                             $   870
Interest                                                                   14
Lending of securities                                             +         4
                                                                  ------------
TOTAL INVESTMENT INCOME                                                   888

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized losses on investments sold                                  (439)
Net realized gains on futures contracts                           +       200
                                                                  ------------
NET REALIZED LOSSES                                                      (239)

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net unrealized gains on investments                                    10,715
Net unrealized losses on futures contracts                        +       (70)
                                                                  ------------
NET UNREALIZED GAINS                                                   10,645

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                                 100 a
Trustees' fees                                                             10 b
Custodian fees                                                              9
Portfolio accounting fees                                                   7
Professional fees                                                          10
Shareholder reports                                                        25
Other expenses                                                    +         7
                                                                  ------------
Total expenses                                                            168
Expense reduction                                                 -        28 c
                                                                  ------------
NET EXPENSES                                                              140

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   888
NET EXPENSES                                                      -       140
                                                                  ------------
NET INVESTMENT INCOME                                                     748
NET REALIZED LOSSES                                                      (239) d
NET UNREALIZED GAINS                                              +    10,645 d
                                                                  ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                $11,154

a Calculated as a percentage of average daily net assets: 0.20% of the first
  $500 million and 0.17% of the assets beyond that.

b For the fund's independent trustees only.

c This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM to limit the annual operating expenses of this fund through at least April 30, 2004, to 0.28 % of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

d These add up to a net gain on investments of $10,406.


See financial notes.

SCHWAB S&P 500 PORTFOLIO

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                             1/1/03-6/30/03   1/1/02-12/31/02
Net investment income                               $   748          $  1,478
Net realized losses                                    (239)           (7,103)
Net unrealized gains or losses               +       10,645           (23,549)
                                             --------------   ----------------
INCREASE OR DECREASE IN NET ASSETS FROM
  OPERATIONS                                         11,154           (29,174)

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income                $    --          $  1,322 a

TRANSACTIONS IN FUND SHARES
------------------------------------------------------------------------------
                                       1/1/03-6/30/03       1/1/02-12/31/02
                                    QUANTITY      VALUE   QUANTITY      VALUE

Shares sold                            1,294   $ 17,020      2,733   $ 40,207
Shares reinvested                         --         --        103      1,322
Shares redeemed                   +     (941)   (11,854)    (2,836)   (41,137)
                                  --------------------------------------------
NET TRANSACTIONS IN
  FUND SHARES                            353   $  5,166         --   $    392

SHARES OUTSTANDING AND NET ASSETS
------------------------------------------------------------------------------
                                   1/1/03-6/30/03          1/1/02-12/31/02
                                  SHARES   NET ASSETS     SHARES  NET ASSETS
Beginning of period                7,765       98,299      7,765   $  128,403
Total increase or
  decrease                      +    353       16,320         --      (30,104) b
                                ----------------------------------------------
END OF PERIOD                      8,118   $  114,619      7,765   $   98,299 c

a The tax-basis components of distributions paid for the prior period are:

  Ordinary income               $  1,322
  Long-term capital gains       $     --

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes net investment income not yet distributed in the amount of $2,225 and $1,477 for the current period and the prior period, respectively.


See financial notes.

SCHWAB S&P 500 PORTFOLIO

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUNDS

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB ANNUITY PORTFOLIOS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

FUND OPERATIONS

Most of the fund's investments are described earlier in this report. However, there are certain other investments and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND PAYS DIVIDENDS from net investment income and makes distributions from net capital gains once a year.

THE FUND MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

THE TRUSTS AND THEIR FUNDS

This list shows all of the funds included in Schwab Annuity Portfolios. The funds discussed in this report are highlighted.

SCHWAB ANNUITY PORTFOLIOS organized January 21, 1994
  Schwab Money Market Portfolio
  Schwab MarketTrack Growth Portfolio II
  SCHWAB S&P 500 PORTFOLIO

SCHWAB S&P 500 PORTFOLIO

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUND NEGOTIATED FEES. The fund receives cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through its trust to use for meeting shareholder redemptions or for extraordinary or emergency purposes. During the report period, the trust had custodian overdraft facilities and line of credit arrangements of $150 million,$100 million and $150 million with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York, respectively. The fund pays interest on the amounts they borrow at rates that are negotiated periodically.

THE FUND PAYS FEES FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services. Although these agreements specify certain fees for these services, CSIM has made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these persons for their service as trustees, but they did pay the non-interested persons (independent trustees), as noted in each fund's
Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, the fund may own shares of The Charles Schwab Corporation if that company is selected by its investment process.

The fund may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

SCHWAB S&P 500 PORTFOLIO

THE FUND INTENDS TO MEET FEDERAL INCOME TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with their vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

Accounting Policies

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The fund uses the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

- FUTURES: open contracts are valued at their settlement prices as of the close of their exchanges. When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

-  SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY):
   valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including

SCHWAB S&P 500 PORTFOLIO

purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

Item 2: Code of Ethics - Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert - Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services - Not applicable to this semi-annual report.

Item 5: Not applicable.

Item 6: Reserved.

Item 7: Not applicable.

Item 8: Reserved.

Item 9: Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall W. Merk and Registrant's Chief Financial Officer, Tai-Chin Tung, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal half-year, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

Item 10: Exhibits attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:   /s/ Randall W. Merk
    ---------------------------------
      Randall W. Merk
      Chief Executive Officer

Date: Sept. 3, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Randall W. Merk
    ---------------------------------
      Randall W. Merk
      Chief Executive Officer

Date: Sept. 2, 2003

By: /s/ Tai-Chin Tung
    ---------------------------------
      Tai-Chin Tung
      Chief Financial Officer

Date: Aug. 18, 2003